As filed with the Securities and Exchange Commission on January 8, 2004

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-6023

                          MANAGED MUNICIPAL FUND, INC.
                         535 Madison Avenue, 30th Floor
                            New York, New York 10022
                                 (212) 446-5600

                           R. Alan Medaugh, President
                         535 Madison Avenue, 30th Floor
                               New York, NY 10022
                                 (212) 446-5600

                   Date of fiscal year end: OCTOBER 31, 2003

                   Date of reporting period: OCTOBER 31, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

ISI
   INTERNATIONAL STRATEGY & INVESTMENT


                                 ANNUAL REPORT

                                OCTOBER 31, 2003

                                 --------------

                                  TOTAL RETURN
                                  US TREASURY
                                      FUND

                               MANAGED MUNICIPAL
                                      FUND

                                 NORTH AMERICAN
                                GOVERNMENT BOND
                                      FUND

                                  ISI STRATEGY
                                      FUND

ISI FUNDS ANNUAL REPORT - TABLE OF CONTENTS


Investment Advisor's Message...................................................1

Management Discussion and Analysis.............................................3

Performance Comparisons........................................................5

Schedules of Investments.......................................................9

Statements of Assets and Liabilities..........................................23

Statements of Operations......................................................25

Statements of Changes in Net Assets...........................................27

Financial Highlights..........................................................34

Notes to Financial Statements.................................................39

Report of the Independent Auditors............................................44

Fund Directors and Officers...................................................45

Notice to Shareholders........................................................48

INVESTMENT ADVISOR'S MESSAGE

Dear Shareholder:

         I am pleased to present the Annual Report to Shareholders for the ISI Funds, individually a `Fund' and collectively the `Funds'. This report covers the 12-month reporting period through October 31, 2003 and includes commentary from the Fund's portfolio managers (see Management Discussion and Analysis that follows this letter for more details), a complete list of holdings and the financial statements.

         Stocks recorded strong positive returns for the last year but were up slightly over the last five years. For example, the Wilshire 5000 Index was +24.44% for the last year and averaged +1.74% for the past five years. US Treasuries and top quality municipal indices were up modestly over the last year but up more over the last 5 years. For example, the Lehman Treasury Index was +2.82% for the past year and averaged +6.00% for the past five years. The Lehman Municipal State GO Index was +5.01% for the past year and averaged +5.49% for the past five years. The following is a summary of fund performance during the reporting period. These figures assume the reinvestment of dividend and capital gain distributions, and exclude the impact of any sales charges. During the year ended October 31, 2003, Total Return US Treasury Fund, Managed Municipal Fund and North American Government Bond Fund continued their policy of paying dividends, at a fixed rate, which resulted in dividends consisting of net investment income, short-term capital gains and long-term capital gains.

         TOTAL RETURN US TREASURY FUND'S investment objective is to achieve a high level of total return with relative stability of principal, and secondarily, high current income consistent with an investment in securities issued by the United States Treasury. For the reporting period, the Fund produced a one-year total return of +2.30% and a five-year average annual total return of +5.29%. From its inception on August 10, 1988 through October 31, 2003, the Fund has posted a cumulative total return of +214.46%, which translates into an average annual total return of +7.82%. The Fund's net assets totaled $229.0 million at the end of the reporting period.

         MANAGED MUNICIPAL FUND'S investment objective is to provide a high level of total return with relative stability of principal and, secondarily, high current income exempt from federal income tax through investment in a portfolio consisting primarily of tax-free municipal obligations. For the reporting period, the Fund produced a one-year total return of +3.89% and a five-year average annual total return of +4.61%. From its inception on February 26, 1990 through October 31, 2003, the Fund has posted a cumulative total return of +128.11%, which translates into an average annual total return of +6.22%. The Fund's net assets totaled $107.1 million at the end of the reporting period.

         NORTH AMERICAN GOVERNMENT BOND FUND'S investment objective is to provide a high level of current income, consistent with prudent investment risk, by investing primarily in a portfolio consisting of fixed income securities issued or guaranteed by the governments of the United States, Canada and Mexico. For the reporting period, the ISI Class A Shares produced a one-year total return of +4.14% and a five year average annual total return of +6.35%. From its inception on January 15, 1993, through October 31, 2003, the ISI Class A Shares have posted a cumulative total return of +93.83%, which translates into an average annual total return of +6.32%. The Fund's net assets totaled $281.3 million at the end of the reporting period.

         ISI STRATEGY FUND has an investment objective of maximizing total return through a combination of long-term growth of capital and current income by actively allocating the Fund's assets between common stocks of US issuers and US Treasury securities. For the reporting period, the Fund produced a one-year total return of +16.47% and a five-year average annual total return of +2.38%. From its inception on September 16, 1997, through October 31, 2003, the Fund has posted a cumulative total return of +26.26%, which translates into an average annual total return of +3.88%. The Fund's net assets totaled $30.3 million at the end of the reporting period.

INVESTMENT ADVISOR'S MESSAGE


RECENT FUND EVENTS
------------------

         On May 16, 2003, the North American Government Bond Fund started offering ISI Class C Shares, and the existing ISI Shares were redesignated as ISI Class A Shares. ISI Class A Share net assets totaled $267.8 million while ISI Class C Share net assets totaled $13.5 million comprising the Fund's $281.3 million on October 31, 2003.

         We would like to welcome new investors to the ISI Funds and thank those who have been with us for some time. We appreciate your confidence.

Sincerely,

/s/ R. ALAN MEDAUGH

R. Alan Medaugh
President
November 5, 2003

MANAGEMENT DISCUSSION & ANALYSIS


TOTAL RETURN US TREASURY FUND
-----------------------------

         The Total Return US Treasury Fund is a US Treasury-oriented active maturity management fund. International Strategy & Investment, Inc.'s (`ISI') economic outlook for key bond market factors such as inflation, growth, and market sentiment, form the basis for the portfolio activity. This year, interest rates on the 10-year Treasury note ranged from 3.11% to 4.60%. The emergence of a strong economic recovery caused rates to rise, especially since mid-June. Please see chart below. The Fund's portfolio was shifted towards short maturities to cushion the effects of higher rates. The performance of the Fund was influenced by these actions. The Fund's average maturity including reserves was 9.0 years on October 31, 2003. The annual total return was +2.30%.

[EDGAR Representation of Graph Chart:
Date         Yield             Date         Yield (cont)
 31-Oct       4.295             30-Apr       3.838
 30-Oct       4.344             29-Apr       3.929
 29-Oct       4.297             28-Apr       3.903
 28-Oct       4.179             25-Apr       3.890
 27-Oct       4.261             24-Apr       3.921
 24-Oct       4.232             23-Apr       3.977
 23-Oct       4.318             22-Apr       3.966
 22-Oct       4.253             21-Apr       3.983
 21-Oct       4.344             18-Apr       3.958
 20-Oct       4.384             17-Apr       3.958
 17-Oct       4.390             16-Apr       3.940
 16-Oct       4.461             15-Apr       3.987
 15-Oct       4.399             14-Apr       4.016
 14-Oct       4.346             11-Apr       3.973
 13-Oct       4.253             10-Apr       3.944
 10-Oct       4.271              9-Apr       3.898
  9-Oct       4.293              8-Apr       3.934
  8-Oct       4.238              7-Apr       3.979
  7-Oct       4.259              4-Apr       3.954
  6-Oct       4.171              3-Apr       3.911
  3-Oct       4.201              2-Apr       3.930
  2-Oct       3.995              1-Apr       3.811
  1-Oct       3.934             31-Mar       3.798
 30-Sep       3.939             28-Mar       3.900
 29-Sep       4.077             27-Mar       3.925
 26-Sep       4.002             26-Mar       3.930
 25-Sep       4.083             25-Mar       3.944
 24-Sep       4.135             24-Mar       3.967
 23-Sep       4.207             21-Mar       4.105
 22-Sep       4.218             20-Mar       3.955
 19-Sep       4.162             19-Mar       3.986
 18-Sep       4.164             18-Mar       3.907
 17-Sep       4.180             17-Mar       3.840
 16-Sep       4.277             14-Mar       3.702
 15-Sep       4.269             13-Mar       3.747
 12-Sep       4.253             12-Mar       3.583
 11-Sep       4.316             11-Mar       3.583
 10-Sep       4.273             10-Mar       3.562
  9-Sep       4.357              7-Mar       3.642
  8-Sep       4.428              6-Mar       3.658
  5-Sep       4.349              5-Mar       3.630
  4-Sep       4.505              4-Mar       3.648
  3-Sep       4.595              3-Mar       3.675
  2-Sep       4.601             28-Feb       3.692
  1-Sep       4.460             27-Feb       3.739
 29-Aug       4.466             26-Feb       3.767
 28-Aug       4.416             25-Feb       3.822
 27-Aug       4.537             24-Feb       3.846
 26-Aug       4.475             21-Feb       3.890
 25-Aug       4.527             20-Feb       3.869
 22-Aug       4.475             19-Feb       3.884
 21-Aug       4.477             18-Feb       3.951
 20-Aug       4.438             17-Feb       3.964
 19-Aug       4.363             14-Feb       3.995
 18-Aug       4.459             13-Feb       3.879
 15-Aug       4.530             12-Feb       3.910
 14-Aug       4.491             11-Feb       3.959
 13-Aug       4.562             10-Feb       3.966
 12-Aug       4.428              7-Feb       3.931
 11-Aug       4.355              6-Feb       3.947
  8-Aug       4.271              5-Feb       3.997
  7-Aug       4.219              4-Feb       3.924
  6-Aug       4.269              3-Feb       3.994
  5-Aug       4.392             31-Jan       3.964
  4-Aug       4.285             30-Jan       3.963
  1-Aug       4.385             29-Jan       4.023
 31-Jul       4.408             28-Jan       3.970
 30-Jul       4.309             27-Jan       3.964
 29-Jul       4.440             24-Jan       3.930
 28-Jul       4.282             23-Jan       3.937
 25-Jul       4.177             22-Jan       3.916
 24-Jul       4.167             21-Jan       3.972
 23-Jul       4.110             20-Jan       4.017
 22-Jul       4.124             17-Jan       4.011
 21-Jul       4.212             16-Jan       4.079
 18-Jul       4.001             15-Jan       4.062
 17-Jul       3.922             14-Jan       4.079
 16-Jul       3.920             13-Jan       4.122
 15-Jul       3.983             10-Jan       4.134
 14-Jul       3.726              9-Jan       4.181
 11-Jul       3.628              8-Jan       4.019
 10-Jul       3.657              7-Jan       4.007
  9-Jul       3.682              6-Jan       4.054
  8-Jul       3.716              3-Jan       4.019
  7-Jul       3.733              2-Jan       4.032
  4-Jul       3.649              1-Jan       3.819
  3-Jul       3.663             31-Dec       3.816
  2-Jul       3.538             30-Dec       3.797
  1-Jul       3.549             27-Dec       3.810
 30-Jun       3.515             26-Dec       3.904
 27-Jun       3.543             25-Dec       3.934
 26-Jun       3.543             24-Dec       3.936
 25-Jun       3.405             23-Dec       3.973
 24-Jun       3.251             20-Dec       3.959
 23-Jun       3.313             19-Dec       3.940
 20-Jun       3.367             18-Dec       4.036
 19-Jun       3.339             17-Dec       4.126
 18-Jun       3.363             16-Dec       4.161
 17-Jun       3.262             13-Dec       4.069
 16-Jun       3.173             12-Dec       4.025
 13-Jun       3.114             11-Dec       4.025
 12-Jun       3.165             10-Dec       4.048
 11-Jun       3.212              9-Dec       4.036
 10-Jun       3.192              6-Dec       4.085
  9-Jun       3.278              5-Dec       4.139
  6-Jun       3.353              4-Dec       4.153
  5-Jun       3.344              3-Dec       4.203
  4-Jun       3.295              2-Dec       4.231
  3-Jun       3.331             29-Nov       4.207
  2-Jun       3.410             28-Nov       4.252
 30-May       3.372             27-Nov       4.260
 29-May       3.337             26-Nov       4.067
 28-May       3.425             25-Nov       4.176
 27-May       3.412             22-Nov       4.180
 26-May       3.334             21-Nov       4.154
 23-May       3.337             20-Nov       4.059
 22-May       3.316             19-Nov       3.979
 21-May       3.398             18-Nov       3.998
 20-May       3.356             15-Nov       4.031
 19-May       3.487             14-Nov       4.057
 16-May       3.420             13-Nov       3.841
 15-May       3.532             12-Nov       3.850
 14-May       3.522             11-Nov       3.841
 13-May       3.604              8-Nov       3.858
 12-May       3.644              7-Nov       3.894
  9-May       3.681              6-Nov       4.035
  8-May       3.683              5-Nov       4.071
  7-May       3.677              4-Nov       4.045
  6-May       3.786              1-Nov       4.006
  5-May       3.886             31-Oct       3.894]
  2-May       3.925
  1-May       3.842

*Source: Bloomberg

MANAGED MUNICIPAL FUND
----------------------

         The Managed Municipal Fund is a top quality (AAA & AA rated bonds) national tax-free bond fund where active maturity management is a part of the mandate. Of importance is the percentage of Treasury yield for top quality municipals. In October 2003, the yields on 10-year AAA General Obligation municipals were 87.5% of the yield of US Treasuries*. The percentage of Treasury yield for the same municipal index for October 2002 was 98.0%*. This year's reading is more normal but still avails most taxable investors an after tax yield that is above US Treasuries of similar maturity. Please see the table below for a comparison of the percentages over the last 5 years.

           10-YEAR AAA GO INDEX YIELD AS A % OF US TREASURY 10-YEAR YIELD
                                 (AS OF OCTOBER 31)*
                                 -------------------

YEAR           2003        2002        2001         2000        1999
----           ----        ----        ----         ----        ----
PERCENTAGE     87.5        98.0        93.6         82.4        83.8
----------

*Source:  Bloomberg

         The Fund's portfolio is oriented towards high quality General Obligation issues in the 5 - 10 year range when the effect of call features are incorporated. The Fund's average maturity including reserves was 7.0 years on October 31, 2003. The annual total return was +3.89%.

NORTH AMERICAN GOVERNMENT BOND FUND
-----------------------------------

     The North American Government Bond Fund actively manages both the Fund's maturity and the asset allocation among the US, Canada and Mexico. The management of the average maturity of the entire Fund is primarily accomplished through moving the Treasury section's maturity. At the end of October 2003, the Fund was conservatively invested with roughly 30% of the portfolio invested in US Dollar maturities of less than 1 year. Based on ISI's research, we also manage the mix of assets among the US, Canada and Mexico. Over the last year, the Mexican section has represented between 11.2% and 20.4% of the portfolio, while the Canadian section has ranged between 2.3% and 11.4%. Currently, Mexico represents 18.3% of the Fund, while Canada is 6.6%. Overall, the Fund's average maturity including reserves was 8.2 years on October 31, 2003. The annual total return for Class A Shares was +4.14%.

ISI STRATEGY FUND
-----------------

         The ISI Strategy Fund's primary active management focus is the proportion allocated to stocks, bonds and cash. During the past year, the portfolio was invested in equities so that its average percentage weighting was slightly under 80% of the whole portfolio. The normal policy range is 40% to 80% equities. The high weighting in stocks helped performance because the Wilshire 5000 Index was +24.44% for the year, while the Lehman

MANAGEMENT DISCUSSION & ANALYSIS


Treasury Index was +2.82%. Two additional investment features are of importance to the Fund. First, the equity section is invested to reflect the movement of the US stock market as a whole. The benchmark index is the Wilshire 5000. Over the last year, this broader measure of the equity market has outperformed the somewhat narrower S&P 500, with a total return of +24.44% versus +20.80%. Second, the fixed income section is US Treasury-based with a managed maturity orientation similar to the Total Return US Treasury Fund. At the end of October 2003, the section's average maturity including reserves was 6.7 years. By contrast, at fiscal year end 2002 the average maturity was 11.1 years. The annual total return, +16.47%, was most influenced by the high weighting in stocks, and that was a positive to performance.

TOTAL RETURN US TREASURY FUND - ISI SHARES PERFORMANCE COMPARISON 1


Total Return US Treasury Fund - ISI Shares, Lehman Brothers Treasury Index, Lehman Brothers Long-Term Treasury Index and Lehman Brothers Intermediate Treasury Index: Value of a $10,000 Investment (for 10-Years ended October 31,
2003)
[EDGAR Representation of Graph Chart:
                                                        Lehman        Lehman
                      Total Return       Lehman        Brothers   Brothers Long-
                      US Treasury       Brothers     Intermediate      Term
                      Fund - ISI        Treasury       Treasury      Treasury
         Date            Shares          Index          Index         Index
      10/31/1993          9,700          10,000         10,000        10,000
      11/30/1993          9,521           9,890          9,950         9,744
      12/31/1993          9,557           9,929          9,991         9,775
       1/31/1994          9,707          10,065         10,090        10,009
       2/28/1994          9,475           9,849          9,949         9,598
       3/31/1994          9,242           9,628          9,805         9,177
       4/30/1994          9,159           9,553          9,742         9,069
       5/31/1994          9,133           9,541          9,749         9,009
       6/30/1994          9,088           9,520          9,752         8,923
       7/31/1994          9,284           9,693          9,878         9,226
       8/31/1994          9,268           9,696          9,907         9,158
       9/30/1994          9,105           9,560          9,826         8,869
      10/31/1994          9,098           9,554          9,828         8,839
      11/30/1994          9,091           9,534          9,783         8,891
      12/31/1994          9,173           9,593          9,815         9,028
       1/31/1995          9,346           9,770          9,974         9,259
       2/28/1995          9,550           9,979         10,165         9,522
       3/31/1995          9,593          10,042         10,221         9,604
       4/30/1995          9,718          10,173         10,339         9,775
       5/31/1995         10,252          10,584         10,630        10,525
       6/30/1995         10,337          10,668         10,701        10,648
       7/31/1995         10,237          10,628         10,705        10,478
       8/31/1995         10,385          10,751         10,792        10,710
       9/30/1995         10,514          10,854         10,863        10,907
      10/31/1995         10,737          11,022         10,985        11,212
      11/30/1995         10,940          11,193         11,119        11,493
      12/31/1995         11,155          11,353         11,230        11,798
       1/31/1996         11,169          11,425         11,327        11,799
       2/29/1996         10,801          11,191         11,205        11,228
       3/31/1996         10,631          11,094         11,150        11,005
       4/30/1996         10,504          11,027         11,118        10,821
       5/31/1996         10,475          11,005         11,113        10,765
       6/30/1996         10,632          11,145         11,223        10,994
       7/31/1996         10,646          11,171         11,257        10,998
       8/31/1996         10,561          11,148         11,271        10,861
       9/30/1996         10,776          11,331         11,415        11,160
      10/31/1996         11,105          11,580         11,602        11,599
      11/30/1996         11,403          11,781         11,741        11,986
      12/31/1996         11,179          11,659         11,677        11,695
       1/31/1997         11,137          11,671         11,721        11,612
       2/28/1997         11,129          11,685         11,738        11,617
       3/31/1997         10,959          11,559         11,669        11,320
       4/30/1997         11,125          11,725         11,800        11,593
       5/31/1997         11,233          11,826         11,892        11,723
       6/30/1997         11,401          11,958         11,992        11,950
       7/31/1997         11,877          12,301         12,217        12,651
       8/31/1997         11,655          12,177         12,168        12,299
       9/30/1997         11,861          12,362         12,300        12,638
      10/31/1997         12,105          12,577         12,445        13,064
      11/30/1997         12,193          12,642         12,474        13,237
      12/31/1997         12,366          12,775         12,576        13,459
       1/31/1998         12,553          12,971         12,745        13,733
       2/28/1998         12,495          12,933         12,728        13,634
       3/31/1998         12,523          12,968         12,766        13,663
       4/30/1998         12,552          13,026         12,826        13,714
       5/31/1998         12,730          13,161         12,915        13,976
       6/30/1998         12,934          13,313         13,002        14,300
       7/31/1998         12,912          13,333         13,053        14,240
       8/31/1998         13,421          13,696         13,311        14,883
       9/30/1998         13,806          14,077         13,632        15,428
      10/31/1998         13,619          14,032         13,659        15,195
      11/30/1998         13,712          14,029         13,609        15,311
      12/31/1998         13,702          14,057         13,660        15,279
       1/31/1999         13,785          14,138         13,720        15,417
       2/28/1999         13,310          13,777         13,520        14,659
       3/31/1999         13,314          13,830         13,609        14,625
       4/30/1999         13,358          13,863         13,648        14,646
       5/31/1999         13,200          13,734         13,561        14,415
       6/30/1999         13,109          13,705         13,585        14,263
       7/31/1999         13,058          13,693         13,598        14,194
       8/31/1999         13,007          13,695         13,626        14,139
       9/30/1999         13,108          13,800         13,732        14,243
      10/31/1999         13,098          13,815         13,749        14,252
      11/30/1999         13,033          13,789         13,755        14,156
      12/31/1999         12,924          13,697         13,716        13,944
       1/31/2000         13,070          13,733         13,679        14,143
       2/29/2000         13,345          13,940         13,786        14,570
       3/31/2000         13,693          14,217         13,961        15,068
       4/30/2000         13,654          14,172         13,952        14,947
       5/31/2000         13,615          14,193         14,010        14,893
       6/30/2000         13,838          14,433         14,212        15,216
       7/31/2000         14,018          14,581         14,308        15,478
       8/31/2000         14,272          14,795         14,457        15,830
       9/30/2000         14,158          14,807         14,569        15,638
      10/31/2000         14,342          14,951         14,665        15,883
      11/30/2000         14,660          15,258         14,877        16,384
      12/31/2000         14,966          15,549         15,124        16,770
       1/31/2001         15,001          15,675         15,303        16,799
       2/28/2001         15,218          15,865         15,444        17,086
       3/31/2001         15,177          15,916         15,567        17,000
       4/30/2001         14,874          15,718         15,504        16,538
       5/31/2001         14,910          15,767         15,569        16,559
       6/30/2001         14,961          15,852         15,625        16,701
       7/31/2001         15,403          16,247         15,908        17,323
       8/31/2001         15,660          16,462         16,046        17,693
       9/30/2001         15,775          16,724         16,378        17,825
      10/31/2001         16,288          17,187         16,626        18,701
      11/30/2001         15,750          16,761         16,438        17,812
      12/31/2001         15,594          16,598         16,359        17,476
       1/31/2002         15,696          16,689         16,404        17,645
       2/28/2002         15,798          16,860         16,539        17,908
       3/31/2002         15,428          16,455         16,287        17,184
       4/30/2002         15,827          16,864         16,578        17,837
       5/31/2002         15,896          16,959         16,692        17,893
       6/30/2002         16,164          17,198         16,895        18,214
       7/31/2002         16,567          17,605         17,232        18,776
       8/31/2002         17,055          17,986         17,413        19,596
       9/30/2002         17,512          18,471         17,747        20,412
      10/31/2002         17,229          18,267         17,715        19,826
      11/30/2002         17,063          18,086         17,550        19,607
      12/31/2002         17,474          18,556         17,877        20,410
       1/31/2003         17,409          18,499         17,825        20,341
       2/28/2003         17,721          18,817         18,018        20,957
       3/31/2003         17,622          18,739         18,017        20,693
       4/30/2003         17,711          18,826         18,053        20,903
       5/31/2003         18,270          19,369         18,333        22,078
       6/30/2003         18,151          19,251         18,304        21,742
       7/31/2003         17,333          18,405         17,903        19,797
       8/31/2003         17,424          18,514         17,928        20,113
       9/30/2003         17,904          19,073         18,299        21,160
      10/31/2003         17,624          18,782         18,120        20,571]

                                 Cumulative Total Returns With Load                      Annualized Total Returns With Load

Periods Ending                                                         Since                                             Since
October 31, 2003                1 Year  3 Years  5 Years   10 Years  Inception 2   1 Year  3 Years  5 Years  10 Years  Inception 2
------------------------------------------------------------------------------------------------------------------------------------
Total Return US Treasury
  Fund - ISI Shares            -0.73%   19.16%   25.51%    76.24%     205.00%     -0.73%   6.02%     4.65%    5.83%       7.60%
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers
  Treasury Index 3              2.82%   25.62%   33.84%    87.82%     231.62%      2.82%   7.90%     6.00%    6.51%       8.22%
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Intermediate
  Treasury Index 3              2.29%   23.57%   32.66%    81.20%     202.32%      2.29%   7.31%     5.82%    6.12%       7.57%
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Long-Term
  Treasury Index3               3.76%   29.52%   35.38%   105.71%     322.22%      3.76%   9.00%     6.25%    7.48%       9.96%
------------------------------------------------------------------------------------------------------------------------------------

1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The performance information presented in the graph and table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All performance assumes the reinvestment of dividend and capital gain distributions and includes the Fund's maximum 3.00% sales charge. Distribution of the Fund's capital gains and non-US Treasury income may be subject to state and local taxes. Management is not aware of any single index that is truly representative of the Fund since its active maturity management policy allows the manager to adjust the weighted average maturity throughout each US Treasury sector. Currently the Fund's weighted average maturity is approximately 9.0 years.
2 The Fund's inception date is August 10, 1988. Benchmark returns are for the periods beginning August 31, 1988.
3 The Lehman Brothers Treasury Index is an unmanaged index reflecting the performance of all public obligations and does not focus on one particular segment of the Treasury market. The Lehman Brothers Long-Term Treasury Index is an unmanaged index reflecting the performance of US Treasury securities in the long-term Treasury sector. The Lehman Brothers Intermediate Treasury Index is an unmanaged index reflecting the performance of US Treasury securities in the intermediate-term Treasury sector. Benchmark returns do not reflect expenses or sales charges that have been deducted from the Fund's returns.

MANAGED MUNICIPAL FUND - ISI SHARES PERFORMANCE COMPARISON 1


Managed Municipal Fund - ISI Shares, Lehman Brothers Prerefunded Municipal Bond Index, Consumer Price Index and Lehman Brothers General Obligation Index: Value of a $10,000 Investment (for 10-Years ended October 31, 2003)
[EDGAR Representation of Graph Chart:
                                         Lehman         Lehman
                         Managed        Brothers       Brothers
                        Municipal       General      Prerefunded
                        Fund - ISI     Obligation     Municipal        Consumer
         Date             Shares         Index        Bond Index     Price Index
      10/31/1993          9,700          10,000         10,000         10,000
      11/30/1993          9,589           9,933          9,878         10,007
      12/31/1993          9,773          10,139         10,065         10,007
       1/31/1994          9,906          10,256         10,168         10,034
       2/28/1994          9,572           9,980          9,961         10,069
       3/31/1994          9,218           9,613          9,749         10,103
       4/30/1994          9,250           9,717          9,776         10,117
       5/31/1994          9,354           9,793          9,810         10,124
       6/30/1994          9,276           9,733          9,808         10,158
       7/31/1994          9,427           9,886          9,938         10,185
       8/31/1994          9,450           9,928         10,004         10,226
       9/30/1994          9,262           9,789          9,930         10,254
      10/31/1994          9,073           9,649          9,850         10,261
      11/30/1994          8,902           9,497          9,709         10,275
      12/31/1994          9,159           9,665          9,858         10,275
       1/31/1995          9,438           9,894         10,004         10,316
       2/28/1995          9,755          10,155         10,244         10,357
       3/31/1995          9,827          10,292         10,317         10,391
       4/30/1995          9,793          10,300         10,371         10,426
       5/31/1995         10,172          10,607         10,609         10,446
       6/30/1995         10,032          10,534         10,636         10,467
       7/31/1995         10,134          10,656         10,749         10,467
       8/31/1995         10,227          10,792         10,821         10,494
       9/30/1995         10,270          10,861         10,820         10,515
      10/31/1995         10,471          10,985         10,889         10,549
      11/30/1995         10,654          11,140         11,008         10,542
      12/31/1995         10,787          11,228         11,075         10,535
       1/31/1996         10,862          11,337         11,200         10,597
       2/29/1996         10,747          11,285         11,160         10,631
       3/31/1996         10,542          11,159         11,049         10,686
       4/30/1996         10,497          11,120         11,055         10,727
       5/31/1996         10,462          11,102         11,054         10,748
       6/30/1996         10,590          11,214         11,099         10,755
       7/31/1996         10,718          11,321         11,201         10,776
       8/31/1996         10,671          11,320         11,198         10,796
       9/30/1996         10,821          11,459         11,301         10,830
      10/31/1996         10,960          11,593         11,389         10,865
      11/30/1996         11,153          11,809         11,529         10,885
      12/31/1996         11,080          11,762         11,502         10,885
       1/31/1997         11,080          11,793         11,544         10,920
       2/28/1997         11,159          11,901         11,635         10,954
       3/31/1997         11,006          11,747         11,508         10,981
       4/30/1997         11,096          11,839         11,546         10,995
       5/31/1997         11,262          12,015         11,710         10,988
       6/30/1997         11,385          12,145         11,788         11,002
       7/31/1997         11,724          12,460         11,987         11,016
       8/31/1997         11,557          12,349         11,931         11,036
       9/30/1997         11,714          12,489         12,033         11,064
      10/31/1997         11,774          12,558         12,080         11,091
      11/30/1997         11,824          12,617         12,107         11,084
      12/31/1997         12,011          12,796         12,212         11,071
       1/31/1998         12,133          12,928         12,319         11,091
       2/28/1998         12,105          12,938         12,352         11,112
       3/31/1998         12,111          12,950         12,349         11,132
       4/30/1998         12,038          12,881         12,311         11,153
       5/31/1998         12,257          13,094         12,465         11,174
       6/30/1998         12,286          13,141         12,509         11,187
       7/31/1998         12,303          13,173         12,556         11,201
       8/31/1998         12,525          13,381         12,691         11,215
       9/30/1998         12,680          13,560         12,795         11,229
      10/31/1998         12,662          13,563         12,843         11,256
      11/30/1998         12,691          13,607         12,883         11,256
      12/31/1998         12,738          13,651         12,905         11,249
       1/31/1999         12,889          13,830         13,044         11,277
       2/28/1999         12,801          13,759         13,045         11,290
       3/31/1999         12,784          13,765         13,042         11,325
       4/30/1999         12,825          13,804         13,080         11,407
       5/31/1999         12,695          13,726         13,033         11,407
       6/30/1999         12,494          13,524         12,919         11,407
       7/31/1999         12,541          13,578         12,997         11,441
       8/31/1999         12,410          13,498         12,997         11,469
       9/30/1999         12,350          13,510         13,039         11,524
      10/31/1999         12,205          13,393         13,025         11,544
      11/30/1999         12,363          13,529         13,090         11,551
      12/31/1999         12,253          13,444         13,054         11,551
       1/31/2000         12,168          13,395         13,071         11,585
       2/29/2000         12,364          13,528         13,123         11,654
       3/31/2000         12,671          13,800         13,235         11,750
       4/30/2000         12,548          13,730         13,227         11,757
       5/31/2000         12,461          13,657         13,228         11,771
       6/30/2000         12,822          14,008         13,419         11,833
       7/31/2000         13,009          14,193         13,538         11,860
       8/31/2000         13,184          14,396         13,658         11,860
       9/30/2000         13,071          14,323         13,646         11,922
      10/31/2000         13,235          14,473         13,731         11,942
      11/30/2000         13,362          14,574         13,801         11,949
      12/31/2000         13,757          14,919         13,994         11,942
       1/31/2001         13,821          15,081         14,192         12,018
       2/28/2001         13,872          15,126         14,244         12,066
       3/31/2001         13,975          15,259         14,346         12,093
       4/30/2001         13,768          15,101         14,280         12,141
       5/31/2001         13,911          15,254         14,417         12,196
       6/30/2001         14,015          15,349         14,493         12,217
       7/31/2001         14,211          15,567         14,634         12,183
       8/31/2001         14,434          15,819         14,812         12,183
       9/30/2001         14,342          15,784         14,868         12,237
      10/31/2001         14,527          15,945         15,001         12,196
      11/30/2001         14,394          15,805         14,899         12,176
      12/31/2001         14,301          15,678         14,835         12,128
       1/31/2002         14,489          15,935         15,051         12,155
       2/28/2002         14,665          16,130         15,214         12,203
       3/31/2002         14,367          15,822         14,905         12,272
       4/30/2002         14,612          16,148         15,190         12,340
       5/31/2002         14,721          16,236         15,285         12,340
       6/30/2002         14,830          16,418         15,440         12,347
       7/31/2002         15,008          16,621         15,607         12,361
       8/31/2002         15,215          16,811         15,741         12,402
       9/30/2002         15,533          17,151         15,968         12,423
      10/31/2002         15,269          16,873         15,781         12,443
      11/30/2002         15,200          16,790         15,730         12,443
      12/31/2002         15,549          17,120         16,055         12,416
       1/31/2003         15,465          17,090         16,036         12,471
       2/28/2003         15,676          17,326         16,216         12,567
       3/31/2003         15,691          17,359         16,190         12,642
       4/30/2003         15,804          17,472         16,273         12,615
       5/31/2003         16,103          17,857         16,545         12,594
       6/30/2003         15,960          17,771         16,499         12,608
       7/31/2003         15,358          17,180         16,115         12,622
       8/31/2003         15,531          17,341         16,210         12,670
       9/30/2003         15,964          17,838         16,567         12,711
      10/31/2003         15,862          17,718         16,484         12,697]

                                    Cumulative Total Returns With Load                    Annualized Total Returns With Load
Periods Ending                                                         Since                                              Since
October 31, 2003              1 Year   3 Years   5 Years  10 Years   Inception 2    1 Year  3 Years  5 Years  10 Years  Inception 2
------------------------------------------------------------------------------------------------------------------------------------
Managed Municipal
  Fund  - ISI Shares          0.77%   16.29%    21.52%    58.62%       121.25%      0.77%   5.16%    3.98%     4.72%      5.98%
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers
  General Obligation Index 3  5.01%   22.42%    30.64%    77.18%       151.72%      5.01%   6.98%    5.49%     5.89%      6.99%
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Prerefunded
  Municipal Bond Index 3      4.45%   20.05%    28.35%    64.84%       127.54%      4.45%   6.28%    5.12%     5.12%      6.20%
------------------------------------------------------------------------------------------------------------------------------------
Consumer Price Index 4        2.04%    6.32%    12.81%    26.97%        44.53%      2.04%   2.06%    2.44%     2.42%      2.73%
------------------------------------------------------------------------------------------------------------------------------------

1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The performance information presented in the graph and table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All performance assumes the reinvestment of dividend and capital gain distributions and includes the Fund's maximum 3.00% sales charge. For certain investors, a portion of the Fund's income may be subject to federal alternative minimum tax. Distribution of the Fund's income and capital gains may be subject to state and local taxes.
2 The Fund's inception date is February 26, 1990. Benchmark returns are for the periods beginning February 28, 1990.
3 The Lehman Brothers Prerefunded Municipal Bond Index, an unmanaged index, is a subcomponent of the main Lehman Brothers Municipal Bond Index, and contains only bonds from the main index that have been prerefunded or escrowed to maturity. The Lehman Brothers General Obligation Index is an unmanaged index reflecting general municipal market performance. Benchmark returns do not reflect expenses or sales charges that have been deducted from the Fund's returns.
4    The Consumer Price Index is a widely used measure of inflation.

NORTH AMERICAN GOVERNMENT BOND FUND-ISI CLASS A SHARES PERFORMANCE COMPARISON 1

North American Government Bond Fund - ISI Class A Shares, Lehman Brothers Intermediate Treasury Index, Consumer Price Index and Lehman Brothers Emerging Americas Index: Mexico Section: Value of a $10,000 Investment (for 10-Years ended October 31, 2003)
[EDGAR Representation of Graph Chart:
                                                        Lehman
                          North          Lehman        Brothers
                         American       Brothers       Emerging
                        Government    Intermediate     Americas
                     Bond Fund - ISI    Treasury    Index: Mexico      Consumer
         Date         Class A Shares     Index         Section       Price Index
      10/31/1993          9,700          10,000         10,000         10,000
      11/30/1993          9,612           9,950         10,111         10,007
      12/31/1993          9,710           9,991         10,582         10,007
       1/31/1994          9,874          10,090         10,522         10,034
       2/28/1994          9,603           9,949          9,878         10,069
       3/31/1994          9,206           9,805          9,464         10,103
       4/30/1994          9,216           9,742          9,245         10,117
       5/31/1994          9,148           9,749          9,605         10,124
       6/30/1994          9,069           9,752          9,297         10,158
       7/31/1994          9,159           9,878          9,553         10,185
       8/31/1994          9,318           9,907          9,804         10,226
       9/30/1994          9,279           9,826          9,708         10,254
      10/31/1994          9,219           9,828          9,656         10,261
      11/30/1994          9,239           9,783          9,743         10,275
      12/31/1994          8,481           9,815          8,590         10,275
       1/31/1995          8,379           9,974          8,200         10,316
       2/28/1995          8,576          10,165          7,588         10,357
       3/31/1995          8,441          10,221          7,347         10,391
       4/30/1995          8,725          10,339          8,315         10,426
       5/31/1995          9,095          10,630          8,728         10,446
       6/30/1995          9,213          10,701          9,269         10,467
       7/31/1995          9,201          10,705          9,573         10,467
       8/31/1995          9,342          10,792          9,679         10,494
       9/30/1995          9,473          10,863          9,776         10,515
      10/31/1995          9,517          10,985          9,520         10,549
      11/30/1995          9,628          11,119          9,802         10,542
      12/31/1995          9,807          11,230         10,333         10,535
       1/31/1996          9,885          11,327         10,872         10,597
       2/29/1996          9,569          11,205         10,440         10,631
       3/31/1996          9,536          11,150         10,734         10,686
       4/30/1996          9,514          11,118         11,125         10,727
       5/31/1996          9,560          11,113         11,029         10,748
       6/30/1996          9,677          11,223         11,201         10,755
       7/31/1996          9,736          11,257         11,227         10,776
       8/31/1996          9,758          11,271         11,621         10,796
       9/30/1996         10,007          11,415         12,014         10,830
      10/31/1996         10,306          11,602         12,058         10,865
      11/30/1996         10,607          11,741         12,491         10,885
      12/31/1996         10,414          11,677         12,604         10,885
       1/31/1997         10,414          11,721         13,043         10,920
       2/28/1997         10,426          11,738         13,268         10,954
       3/31/1997         10,289          11,669         12,746         10,981
       4/30/1997         10,427          11,800         13,067         10,995
       5/31/1997         10,565          11,892         13,538         10,988
       6/30/1997         10,717          11,992         13,827         11,002
       7/31/1997         11,202          12,217         14,447         11,016
       8/31/1997         11,023          12,168         14,323         11,036
       9/30/1997         11,256          12,300         14,724         11,064
      10/31/1997         11,359          12,445         14,049         11,091
      11/30/1997         11,465          12,474         14,404         11,084
      12/31/1997         11,663          12,576         14,705         11,071
       1/31/1998         11,769          12,745         15,016         11,091
       2/28/1998         11,742          12,728         15,150         11,112
       3/31/1998         11,797          12,766         15,270         11,132
       4/30/1998         11,851          12,826         15,313         11,153
       5/31/1998         11,919          12,915         15,179         11,174
       6/30/1998         12,057          13,002         15,106         11,187
       7/31/1998         12,070          13,053         15,251         11,201
       8/31/1998         12,279          13,311         12,853         11,215
       9/30/1998         12,575          13,632         13,288         11,229
      10/31/1998         12,490          13,659         13,742         11,256
      11/30/1998         12,604          13,609         14,642         11,256
      12/31/1998         12,647          13,660         14,600         11,249
       1/31/1999         12,691          13,720         14,443         11,277
       2/28/1999         12,396          13,520         14,516         11,290
       3/31/1999         12,501          13,609         15,194         11,325
       4/30/1999         12,605          13,648         15,669         11,407
       5/31/1999         12,394          13,561         14,987         11,407
       6/30/1999         12,410          13,585         15,191         11,407
       7/31/1999         12,395          13,598         15,030         11,441
       8/31/1999         12,379          13,626         15,185         11,469
       9/30/1999         12,473          13,732         15,545         11,524
      10/31/1999         12,458          13,749         15,834         11,544
      11/30/1999         12,489          13,755         16,288         11,551
      12/31/1999         12,441          13,716         16,713         11,551
       1/31/2000         12,537          13,679         16,589         11,585
       2/29/2000         12,795          13,786         17,370         11,654
       3/31/2000         13,103          13,961         17,829         11,750
       4/30/2000         13,037          13,952         17,585         11,757
       5/31/2000         13,021          14,010         17,242         11,771
       6/30/2000         13,170          14,212         17,921         11,833
       7/31/2000         13,386          14,308         18,355         11,860
       8/31/2000         13,605          14,457         18,815         11,860
       9/30/2000         13,554          14,569         18,859         11,922
      10/31/2000         13,657          14,665         18,673         11,942
      11/30/2000         13,950          14,877         18,956         11,949
      12/31/2000         14,193          15,124         19,237         11,942
       1/31/2001         14,263          15,303         19,596         12,018
       2/28/2001         14,439          15,444         19,458         12,066
       3/31/2001         14,511          15,567         19,538         12,093
       4/30/2001         14,403          15,504         19,653         12,141
       5/31/2001         14,493          15,569         20,106         12,196
       6/30/2001         14,583          15,625         20,505         12,217
       7/31/2001         14,894          15,908         20,549         12,183
       8/31/2001         15,115          16,046         20,968         12,183
       9/30/2001         15,135          16,378         20,443         12,237
      10/31/2001         15,658          16,626         21,253         12,196
      11/30/2001         15,263          16,438         21,351         12,176
      12/31/2001         15,167          16,359         21,641         12,128
       1/31/2002         15,263          16,404         21,986         12,155
       2/28/2002         15,378          16,539         22,664         12,203
       3/31/2002         15,145          16,287         22,323         12,272
       4/30/2002         15,360          16,578         22,833         12,340
       5/31/2002         15,380          16,692         22,846         12,340
       6/30/2002         15,495          16,895         22,479         12,347
       7/31/2002         15,790          17,232         22,229         12,361
       8/31/2002         16,207          17,413         23,165         12,402
       9/30/2002         16,485          17,747         23,122         12,423
      10/31/2002         16,319          17,715         23,596         12,443
      11/30/2002         16,254          17,550         24,101         12,443
      12/31/2002         16,513          17,877         24,749         12,416
       1/31/2003         16,405          17,825         24,632         12,471
       2/28/2003         16,651          18,018         25,117         12,567
       3/31/2003         16,647          18,017         25,599         12,642
       4/30/2003         16,938          18,053         26,495         12,615
       5/31/2003         17,548          18,333         27,303         12,594
       6/30/2003         17,480          18,304         27,200         12,608
       7/31/2003         16,682          17,903         26,048         12,622
       8/31/2003         16,678          17,928         26,346         12,670
       9/30/2003         17,173          18,299         27,391         12,711
      10/31/2003         16,994          18,120         27,086         12,697]

                                          Cumulative Total Returns With Load               Annualized Total Returns With Load
Periods Ending                                                            Since                                            Since
October 31, 2003                    1 Year  3 Years  5 Years  10 Years  Inception 2  1 Year  3 Years  5 Years  10 Years  Inception 2
------------------------------------------------------------------------------------------------------------------------------------
North American Government
  Bond Fund - ISI Class A Shares    0.99%  20.65%   32.02%    69.94%      88.00%     0.99%    6.46%   5.71%     5.45%      6.02%
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Intermediate
  Treasury Index 3                  2.29%  23.57%   32.66%    81.20%      92.66%     2.29%    7.31%   5.82%     6.12%      6.29%
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Emerging
  Americas Index: Mexico Section 3 14.79%  45.05%   97.10%   170.86%     217.55%    14.79%   13.20%  14.53%    10.48%     11.35%
------------------------------------------------------------------------------------------------------------------------------------
Consumer Price Index 4              2.04%   6.32%   12.81%    26.97%      29.73%     2.04%    2.06%   2.44%     2.42%      2.45%
------------------------------------------------------------------------------------------------------------------------------------

1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The performance information presented in the graph and table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All performance assumes the reinvestment of dividend and capital gain distributions and includes the Fund's maximum 3.00% sales charge. On May 16, 2003, ISI Shares were redesignated as ISI Class A Shares.
2 The Fund's inception date is January 15, 1993. Benchmark returns are for the periods beginning January 31, 1993.
3 The Lehman Brothers Intermediate Treasury Index is an unmanaged index reflecting the performance of US Treasury securities in the intermediate-term Treasury sector. Lehman Brothers Emerging Americas Index:
     Mexico Section is an unmanaged sub-index of the Lehman Brothers Emerging Markets Index reflecting the performance of selected Mexican debt instruments with maturities of one year or more. The performance information in the graph and table above is quoted in US dollars. Benchmark returns do not reflect expenses or sales charges that have been deducted from the Fund's returns.
4    The Consumer Price Index is a widely used measure of inflation.

ISI STRATEGY FUND - ISI SHARES PERFORMANCE COMPARISON 1

ISI Strategy Fund - ISI Shares, Lipper Flexible Portfolio Funds Average, Consumer Price Index and Wilshire 5000 Stock Index: Value of a $10,000 Investment (since inception 2)
[EDGAR Representation of Graph Chart:
                                                                        Lipper
                                                                       Flexible
                      ISI Strategy                                    Portfolio
                       Fund - ISI    Wilshire 5000     Consumer         Funds
         Date            Shares       Stock Index    Price Index       Average
       9/16/1997          9,700          10,000         10,000         10,000
       9/30/1997          9,719          10,000         10,000         10,000
      10/31/1997          9,554           9,667         10,025          9,775
      11/30/1997          9,767           9,983         10,019          9,928
      12/31/1997          9,933          10,168         10,006         10,055
       1/31/1998         10,020          10,223         10,025         10,125
       2/28/1998         10,459          10,967         10,043         10,588
       3/31/1998         10,810          11,516         10,062         10,940
       4/30/1998         10,878          11,653         10,081         11,030
       5/31/1998         10,761          11,343         10,099         10,904
       6/30/1998         11,044          11,741         10,112         11,125
       7/31/1998         10,887          11,483         10,124         10,989
       8/31/1998          9,992           9,695         10,137          9,884
       9/30/1998         10,483          10,328         10,149         10,275
      10/31/1998         10,888          11,097         10,174         10,733
      11/30/1998         11,337          11,796         10,174         11,146
      12/31/1998         11,776          12,550         10,168         11,569
       1/31/1999         12,079          13,012         10,192         11,784
       2/28/1999         11,634          12,540         10,205         11,457
       3/31/1999         11,937          13,024         10,236         11,766
       4/30/1999         12,301          13,648         10,310         12,114
       5/31/1999         12,068          13,350         10,310         11,908
       6/30/1999         12,443          14,041         10,310         12,301
       7/31/1999         12,148          13,590         10,341         12,112
       8/31/1999         12,046          13,464         10,366         12,038
       9/30/1999         11,863          13,112         10,416         11,919
      10/31/1999         12,282          13,946         10,434         12,289
      11/30/1999         12,496          14,413         10,440         12,549
      12/31/1999         12,953          15,507         10,440         13,167
       1/31/2000         12,649          14,864         10,472         12,816
       2/29/2000         12,869          15,196         10,534         13,074
       3/31/2000         13,498          16,099         10,620         13,653
       4/30/2000         13,056          15,260         10,627         13,336
       5/31/2000         12,804          14,727         10,639         13,129
       6/30/2000         13,183          15,377         10,695         13,468
       7/31/2000         13,098          15,063         10,720         13,350
       8/31/2000         13,734          16,157         10,720         13,946
       9/30/2000         13,289          15,403         10,775         13,580
      10/31/2000         13,205          15,076         10,794         13,475
      11/30/2000         12,491          13,576         10,800         12,905
      12/31/2000         12,735          13,818         10,794         13,195
       1/31/2001         13,063          14,347         10,862         13,442
       2/28/2001         12,340          12,986         10,906         12,758
       3/31/2001         11,865          12,112         10,931         12,226
       4/30/2001         12,299          13,109         10,974         12,799
       5/31/2001         12,379          13,239         11,024         12,864
       6/30/2001         12,254          13,018         11,042         12,640
       7/31/2001         12,259          12,803         11,011         12,587
       8/31/2001         11,814          12,028         11,011         12,152
       9/30/2001         11,107          10,947         11,061         11,453
      10/31/2001         11,416          11,226         11,024         11,681
      11/30/2001         11,874          12,084         11,005         12,163
      12/31/2001         12,006          12,301         10,962         12,260
       1/31/2002         11,903          12,149         10,986         12,108
       2/28/2002         11,765          11,899         11,030         11,982
       3/31/2002         12,087          12,420         11,092         12,285
       4/30/2002         11,814          11,813         11,154         11,979
       5/31/2002         11,768          11,674         11,154         11,922
       6/30/2002         11,193          10,854         11,160         11,338
       7/31/2002         10,618           9,978         11,173         10,741
       8/31/2002         10,745          10,036         11,210         10,837
       9/30/2002         10,041           9,029         11,228         10,147
      10/31/2002         10,515           9,720         11,247         10,581
      11/30/2002         10,885          10,306         11,247         10,957
      12/31/2002         10,500           9,735         11,222         10,643
       1/31/2003         10,291           9,490         11,272         10,484
       2/28/2003         10,221           9,329         11,359         10,398
       3/31/2003         10,326           9,435         11,427         10,433
       4/30/2003         10,932          10,208         11,402         10,990
       5/31/2003         11,479          10,832         11,383         11,508
       6/30/2003         11,569          10,992         11,396         11,614
       7/31/2003         11,592          11,257         11,408         11,671
       8/31/2003         11,849          11,527         11,452         11,883
       9/30/2003         11,779          11,400         11,489         11,891
      10/31/2003         12,246          12,096         11,476         12,328]

                                      Cumulative Total Returns With Load             Annualized Total Returns With Load
Periods Ending                                                       Since                                          Since
October 31, 2003                  1 Year     3 Years    5 Years    Inception2    1 Year    3 Years    5 Years     Inception 2
------------------------------------------------------------------------------------------------------------------------------------
ISI Strategy Fund - ISI Shares   12.98%    -10.02%      9.11%        22.46%     12.98%    -3.46%      1.76%         3.36%
------------------------------------------------------------------------------------------------------------------------------------
Wilshire 5000 Stock Index 3      24.44%    -19.76%      9.00%        20.96%     24.44%    -7.08%      1.74%         3.18%
------------------------------------------------------------------------------------------------------------------------------------
Consumer Price Index 4            2.04%      6.32%     12.81%        14.76%      2.04%     2.06%      2.44%         2.29%
------------------------------------------------------------------------------------------------------------------------------------
Lipper Flexible Portfolio
  Funds Average 5                16.65%     -8.07%     14.93%        23.28%     16.65%    -2.93%      2.68%         3.37%
------------------------------------------------------------------------------------------------------------------------------------

1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The performance information presented in the graph and table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All performance assumes the reinvestment of dividend and capital gain distributions and includes the Fund's maximum 3.00% sales charge. Performance would have been lower during the specified period if certain of the Fund's fees and expenses had not been waived.
2 The Fund's inception date is September 16, 1997. Benchmark returns are for the periods beginning September 30, 1997.
3 The Wilshire 5000 Stock Index is an unmanaged index that represents the broadest measure of the US equity market. Benchmark returns do not reflect expenses or sales charges that have been deducted from the Fund's returns.
4    The Consumer Price Index is a widely used measure of inflation.
5 Lipper figures represent the average total returns by all the mutual funds designated by Lipper, Inc. as falling into the category indicated.

TOTAL RETURN US TREASURY FUND

SCHEDULE OF INVESTMENTS                                                                                             OCTOBER 31, 2003

                                                                         INTEREST    MATURITY         PAR             MARKET
SECURITY                                                                   RATE        DATE          VALUE             VALUE
------------------------------------------------------------------------------------------------------------------------------------

US TREASURY OBLIGATIONS - 82.77%

 US Treasury Bond                                                         10.375%    11/15/12    $ 14,250,000        $ 18,275,625
 US Treasury Bond                                                          7.500%    11/15/24       8,000,000          10,360,000
 US Treasury Bond                                                          7.625%     2/15/25      11,500,000          15,079,375
 US Treasury Bond                                                          6.000%     2/15/26      11,500,000          12,650,000
 US Treasury Bond                                                          6.375%     8/15/27      28,000,000          32,287,500
 US Treasury Bond                                                          5.250%    11/15/28       2,000,000           1,997,500
 US Treasury Note                                                          3.250%    12/31/03      56,000,000          56,201,250
 US Treasury Note                                                          3.000%     2/15/08      15,000,000          15,011,719
 US Treasury Note                                                          5.500%     5/15/09      25,000,000          27,703,125
                                                                                                                --------------------

    TOTAL US TREASURY OBLIGATIONS
     (COST $195,682,322).....................................................................................         189,566,094
                                                                                                                --------------------

ZERO COUPON US TREASURY BONDS (STRIPS) - 3.08%
 US Treasury STRIPs 1                                                      5.410% 2   8/15/15       5,000,000           2,808,712
 US Treasury STRIPs 1                                                      5.642% 2   5/15/17       8,500,000           4,241,163
                                                                                                                --------------------

    TOTAL ZERO COUPON US TREASURY BONDS (STRIPS)
     (COST $6,666,544).......................................................................................           7,049,875
                                                                                                                --------------------

REPURCHASE AGREEMENT - 13.12%
    JP MORGAN CHASE & CO.
       Dated 10/31/03, 0.880%, principal and interest in the amount of $30,057,204 due 11/3/03, collateralized by US Treasury Notes, par value of $30,180,000,
       due 12/30/04 with a value of $30,659,528..............................................................          30,055,000
                                                                                                                --------------------

    TOTAL REPURCHASE AGREEMENT
     (COST $30,055,000)......................................................................................          30,055,000
                                                                                                                --------------------

TOTAL INVESTMENTS - 98.97%
     (COST $232,403,866).....................................................................................         226,670,969
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.03%................................................................           2,355,643
                                                                                                                --------------------
NET ASSETS - 100.00%.........................................................................................       $ 229,026,612
                                                                                                                ====================
------------------------------------------------------------------------------------------------------------------------------------

1 Includes principal of underlying security only.
2 Yield as of October 31, 2003.


                       See Notes to Financial Statements.                      9

MANAGED MUNICIPAL FUND

SCHEDULE OF INVESTMENTS                                                                                            OCTOBER 31, 2003
                                                                                RATING*
                                                                               (MOODY'S/            PAR            MARKET
ISSUER                                                                            S&P)             VALUE           VALUE
------------------------------------------------------------------------------------------------------------------------------------

MUNICIPAL BONDS - 93.57%

GENERAL OBLIGATIONS - 62.14%
Arlington County, VA
 5.000%, 10/1/14................................................................ Aaa/AAA        $ 2,000,000     $ 2,158,960
 4.500%, 1/15/28................................................................ Aaa/AAA          4,500,000       4,338,270
Cary, NC
 5.000%, 3/1/18................................................................. Aaa/AAA          2,000,000       2,130,120
Charlotte, NC
 5.000%, 2/1/19................................................................. Aaa/AAA          2,300,000       2,414,586
Chesterfield County, VA
 5.625%, 1/15/14................................................................ Aaa/AAA          1,350,000       1,521,531
 5.000%, 1/15/20................................................................  Aaa/NR          1,000,000       1,040,720
Dupage County, IL, Jail Project
 5.600%, 1/1/21................................................................. Aaa/AAA          1,600,000       1,795,904
Florida State, Board of Education, Public Education
 Capital Outlay, Series A
 5.125%, 6/1/21................................................................. Aa2/AA+          1,000,000       1,036,810
Florida State, Board of Education, Public Education, Series I
 4.125%, 6/1/21................................................................. Aa2/AA+          3,000,000       2,810,430
Franklin County, OH
 5.450%, 12/1/09................................................................ Aaa/AAA          1,500,000       1,535,580
Georgia State, Series B
 5.000%, 7/1/19................................................................. Aaa/AAA          5,000,000       5,268,000
Georgia State, Series D
 5.000%, 10/1/17................................................................ Aaa/AAA          1,850,000       1,964,903
Guilford County, NC, Series B
 5.250%, 10/1/16................................................................ Aa1/AAA          3,000,000       3,286,980
King County, WA, Series G
 5.000%, 12/1/17................................................................ Aa1/AA+          2,565,000       2,680,528
Mecklenburg County, NC, Series A
 4.250%, 2/1/19................................................................. Aaa/AAA          2,000,000       1,978,860
Minneapolis, MN, Series B
 5.200%, 3/1/13................................................................. Aa1/AAA          3,200,000       3,410,592
Minnesota State
 5.500%, 6/1/18................................................................. Aa1/AAA          2,000,000       2,215,460
Missouri State, Fourth State Building, Series A
 4.125%, 10/1/19................................................................ Aaa/AAA          2,000,000       1,954,260
 5.000%, 6/1/23................................................................. Aaa/AAA          2,000,000       2,027,280
Montgomery County, MD, Series A
 4.000%, 5/1/21................................................................. Aaa/AAA          2,450,000       2,288,888
 5.000%, 2/1/22................................................................. Aaa/AAA          2,750,000       2,860,577


10                     See Notes to Financial Statements.


MANAGED MUNICIPAL FUND

SCHEDULE OF INVESTMENTS                                                                                            OCTOBER 31, 2003
                                                                                RATING*
                                                                               (MOODY'S/            PAR            MARKET
ISSUER                                                                            S&P)             VALUE           VALUE
------------------------------------------------------------------------------------------------------------------------------------

North Carolina State, Public School Building
 4.600%, 4/1/17................................................................. Aa1/AAA        $ 5,000,000     $ 5,199,200
Salt Lake City, UT, School District, Series A
 4.500%, 3/1/20.................................................................  Aaa/NR          2,240,000       2,230,906
South Carolina State, Highway, Series B
 5.000%, 4/1/19................................................................. Aaa/AAA          1,000,000       1,050,040
South Carolina State, State Institutional Series A
 5.300%, 3/1/17................................................................. Aaa/AAA          1,700,000       1,855,057
Spring Branch, TX, Independent School District
 5.125%, 2/1/26................................................................. Aaa/AAA          2,000,000       2,024,480
Virginia State
 5.250%, 6/1/16................................................................. Aaa/AAA          1,320,000       1,442,219
Washington State, Series E
 5.000%, 7/1/22................................................................. Aa1/AA+          2,000,000       2,020,880
                                                                                                              ---------------
                                                                                                                 66,542,021
                                                                                                              ---------------

OTHER REVENUE - 10.77%
Fairfax County, VA, Water Authority Water Revenue
 5.000%, 4/1/27................................................................. Aa1/AAA          3,500,000       3,555,615
Gwinnett County, GA, Water & Sewer Authority
 5.300%, 8/1/20................................................................. Aaa/AAA          1,250,000       1,330,013
 5.250%, 8/1/24................................................................. Aaa/AAA          1,500,000       1,568,925
Gwinnett County, GA, Water & Sewer Authority, Series B
 4.750%, 8/1/21................................................................. Aaa/AAA          2,000,000       2,042,940
Texas, Water Development Board Revenue
 4.750%, 7/15/20................................................................ Aaa/AAA          3,000,000       3,029,400
                                                                                                              ---------------
                                                                                                                 11,526,893
                                                                                                              ---------------

PREREFUNDED ISSUES - 20.66%
Arlington, TX, School District
 5.750%, 2/15/21................................................................  Aaa/NR          3,535,000       3,742,363
Charlotte, NC, Water & Sewer System Revenue
 5.250%, 6/1/24................................................................. Aa1/AAA          1,600,000       1,829,696
Chicago, IL, Metropolitan Water Reclamation District-
 Greater Chicago Capital Improvement
 6.300%, 12/1/09................................................................ Aaa/AA+          1,000,000       1,103,190
Dallas, TX
 5.000%, 2/15/10................................................................ Aa1/AAA          1,750,000       1,835,925
Delaware State, Series A
 5.125%, 4/1/16................................................................. Aaa/AAA          2,150,000       2,332,406
 5.500%, 4/1/19................................................................. Aaa/AAA          2,500,000       2,870,600


                       See Notes to Financial Statements.                     11


MANAGED MUNICIPAL FUND

SCHEDULE OF INVESTMENTS                                                                                            OCTOBER 31, 2003
                                                                                RATING*
                                                                               (MOODY'S/            PAR            MARKET
ISSUER                                                                            S&P)             VALUE           VALUE
------------------------------------------------------------------------------------------------------------------------------------

Florida State, Transportation, Series A
 5.800%, 7/1/18................................................................. Aa2/AAA        $ 2,000,000     $ 2,171,460
South Carolina State, Highway, Series B
5.650%,  7/1/21................................................................. Aaa/AAA          1,260,000       1,418,067
Tennessee State, Series A
 5.500%, 3/1/09.................................................................  Aa2/AA          1,535,000       1,622,756
 5.550%, 3/1/10.................................................................  Aa2/AA          1,000,000       1,057,830
Texas State, Series A
 6.000$, 10/1/14................................................................  Aaa/AA          2,000,000       2,134,860
                                                                                                              ---------------
                                                                                                                 22,119,153
                                                                                                              ---------------


    TOTAL MUNICIPAL BONDS
      (COST $94,757,749)...................................................................................     100,188,067
                                                                                                              ---------------

REPURCHASE AGREEMENT - 5.61%
    JP MORGAN CHASE & CO.
    Dated 10/31/03, 0.880%, prinicipal and interest in the amount of $6,012,441 due 11/3/03, collateralized by US Treasury Note, par value of $6,145,000,
    due 11/15/12 with a value of $6,136,752................................................................       6,012,000
                                                                                                              ---------------

    TOTAL REPURCHASE AGREEMENT
     (COST $6,012,000).....................................................................................       6,012,000
                                                                                                              ---------------

TOTAL INVESTMENTS - 99.18%
     (COST $100,769,749)...................................................................................     106,200,067
                                                                                                              ---------------
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.82%..............................................................         877,882
                                                                                                              ---------------
NET ASSETS - 100.00%.......................................................................................   $ 107,077,949
                                                                                                              ===============
------------------------------------------------------------------------------------------------------------------------------------

* The Moody's and Standard & Poor's ratings indicated are believed to be the most recent ratings available as of October 31, 2003. The ratings shown are not audited.
Moody's Municipal Bond Ratings:
   Aaa  Judged to be of the best quality.
   Aa Judged to be of high quality by all standards. Issues are sometimes denoted with a 1, 2 or 3, which denote a high, medium or low ranking within the rating.
S&P Municipal Bond Ratings:
   AAA  Of the highest quality.
   AA The second strongest capacity for payment of debt services. Those issues determined to possess very strong safety characteristics are denoted with a plus (+) sign.
   NR   Not Rated.


12                     See Notes to Financial Statments.

NORTH AMERICAN GOVERNMENT BOND FUND

SCHEDULE OF INVESTMENTS                                                                  OCTOBER 31, 2003

                                             INTEREST    MATURITY      PAR/NOMINAL           MARKET
SECURITY                                       RATE        DATE           VALUE 1            VALUE
----------------------------------------------------------------------------------------------------------

CANADIAN SECURITIES - 6.58%
 Canadian Government Bond                      4.500%      9/1/07       C 14,800,000       $ 11,497,697
 Canadian Government Bond                      6.000%      6/1/11          8,500,000          7,003,523
                                                                                       -------------------

      TOTAL CANADIAN SECURITIES
           (COST $15,771,174)........................................................        18,501,220
                                                                                       -------------------

MEXICAN SECURITIES - 18.26%

 Mexican Bono 2                               14.000%      9/2/04      P 149,125,300         14,509,986
 Mexican Bono 2                               14.500%     5/12/05         71,387,700          7,295,290
 Mexican Bono 2                               10.500%     8/24/06         52,868,200          5,311,617
 Mexican Bono 2                                9.000%      7/9/09         77,131,000          7,520,500
 Mexican Bono 2                               10.500%     7/14/11        160,487,300         16,728,101
                                                                                       -------------------

      TOTAL MEXICAN SECURITIES
           (COST $52,661,776)........................................................        51,365,494
                                                                                       -------------------

US SECURITIES - 62.77%

CORPORATE OBLIGATIONS - 0.36%
 General Electric Co.                          5.000%      2/1/13        $ 1,000,000          1,032,158
                                                                                       -------------------

US TREASURY SECURITIES - 62.41%
 US Treasury Bond                              7.875%     2/15/21          2,750,000          3,635,156
 US Treasury Bond                              7.625%     2/15/25         15,100,000         19,799,875
 US Treasury Bond                              6.875%     8/15/25          8,750,000         10,620,313
 US Treasury Bond                              6.000%     2/15/26         11,500,000         12,650,000
 US Treasury Bond                              6.375%     8/15/27         22,100,000         25,484,063
 US Treasury Note                              3.250%    12/31/03         47,000,000         47,168,906
 US Treasury Note                              2.375%     8/15/06          2,000,000          2,006,719
 US Treasury Note                              3.000%     2/15/08         16,100,000         16,112,578
 US Treasury Note                              3.250%     8/15/08          5,500,000          5,513,750
 US Treasury Note                              3.125%     9/15/08          2,000,000          1,991,250
 US Treasury Note                              5.000%     2/15/11         19,500,000         20,886,328
 US Treasury Note                              4.250%     8/15/13          9,750,000          9,716,485
                                                                                       -------------------
                                                                                            175,585,423
                                                                                       -------------------

      TOTAL US SECURITIES
           (COST $185,072,509).......................................................       176,617,581
                                                                                       -------------------


                       See Notes to Financial Statements.                     13


NORTH AMERICAN GOVERNMENT BOND FUND

SCHEDULE OF INVESTMENTS                                                                  OCTOBER 31, 2003

                                                                                             MARKET
SECURITY                                                                                     VALUE
----------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENT - 11.45%
      JP MORGAN CHASE & CO.
        Dated 10/31/03, 0.880%, principal and interest in the amount of $32,205,362 due 11/3/03, collateralized by US Treasury Notes, par value of $32,094,000,
        due 11/30/04 to 11/15/12 with a value of $32,850,861.........................      $ 32,203,000
                                                                                       -------------------

      TOTAL REPURCHASE AGREEMENT
        (COST $32,203,000)...........................................................        32,203,000
                                                                                       -------------------

TOTAL INVESTMENTS - 99.06%
        (COST $285,708,459)..........................................................       278,687,295
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.94%                                                 2,633,412
                                                                                       -------------------
NET ASSETS - 100.00%.................................................................     $ 281,320,707
                                                                                       ===================

----------------------------------------------------------------------------------------------------------

1    Par Value is shown in local currency:  Canadian  dollars (C), Mexican pesos
     (P) and US dollars ($).
2 Bonos are fixed rate, local currency-denominated coupon bonds issued by the Mexican government.


14                     See Notes to Financial Statements.

ISI STRATEGY FUND

SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 2003

                                                                          MARKET
SECURITY                                                SHARES            VALUE
--------------------------------------------------------------------------------

COMMON STOCK - 72.05%
BASIC MATERIALS - 1.39%
Air Products & Chemicals, Inc.                               250      $   11,352
Alcoa, Inc.                                                  712          22,478
Bowater, Inc.                                                100           4,083
Cleveland-Cliffs, Inc.  +                                    450          13,500
Dow Chemical Co.                                             592          22,312
Du Pont (E.I.) de Nemours & Co.                            3,006         121,442
Lafarge North America, Inc.                                  200           7,220
Monsanto Co.                                                 282           7,064
Newmont Mining Corp.                                         205           8,975
NS Group, Inc.  +                                          1,744          13,237
Nucor Corp.                                                  100           5,483
Owens-Illinois, Inc. +                                     1,100          13,530
PPG Industries, Inc.                                         200          11,530
Praxair, Inc.                                                150          10,437
Quanex Corp.                                                 846          33,882
Rohm & Haas Co.                                              273          10,729
Sonoco Products Co.                                          770          16,378
Steel Technologies, Inc.                                     850          13,098
Stillwater Mining Co.  +                                   3,550          24,814
Temple-Inland, Inc.                                          100           5,403
United States Steel Corp.                                    516          12,203
Valspar Corp.                                                100           4,770
Vulcan Materials Co.                                         100           4,431
Weyerhaeuser Co.                                             350          21,080
                                                                     -----------
                                                                         419,431
                                                                     -----------

BIOTECHNOLOGY - 1.23%
Amgen, Inc.  +                                             1,850         114,256
Celgene Corp. +                                            2,400         100,056
Genentech, Inc.  +                                           100           8,197
Gilead Sciences, Inc.  +                                     481          26,253
ICOS Corp. +                                                 900          42,048
Idec Pharmaceuticals Corp.  +                                550          19,321
ImClone Systems, Inc. +                                      800          27,800
Immunomedics, Inc.  +                                        150           1,275
Millennium Pharmaceuticals, Inc.  +                        1,200          19,104
Myriad Genetics, Inc.  +                                   1,100          13,926
                                                                     -----------
                                                                         372,236
                                                                     -----------

BUSINESS SERVICES - 2.13%
Answerthink, Inc.  +                                       2,850          14,877
Apollo Group, Inc. - Class A  +                            1,900         120,707
Automatic Data Processing, Inc.                              538          20,304


                                                                          MARKET
SECURITY                                                SHARES            VALUE
--------------------------------------------------------------------------------
CACI International, Inc. +                                   100      $    4,953
CCC Information Services +                                   948          15,926
Cendant Corp.  +                                             390           7,968
ChoicePoint, Inc.  +                                         360          12,614
Cintas Corp.                                                 154           6,570
Computer Sciences Corp. +                                    210           8,320
DiamondCluster International,
 Inc. - Class A  +                                         4,100          36,490
Digital River, Inc.  +                                       147           4,025
DST Systems, Inc. +                                          100           3,782
Electro Rent Co.                                             680           9,962
Electronic Data Systems Corp.                              1,800          38,610
First Data Corp.                                           1,180          42,126
Fiserv, Inc.  +                                              190           6,711
Forrester Research, Inc.  +                                  698          11,901
Getty Images, Inc. +                                         100           4,470
H&R Block, Inc.                                              140           6,593
Intergraph Corp. +                                         1,925          50,166
Interpublic Group of Companies, Inc. +                     1,400          20,832
Manpower, Inc.                                                93           4,315
Metris Cos., Inc.                                          1,910           9,034
Omnicom Group                                                206          16,439
On Assignment, Inc. +                                      3,900          20,397
Opnet Technologies, Inc. +                                 1,551          21,776
R.H. Donnelley Corp. +                                       120           5,147
Sabre Holdings Corp. - Class A                             1,144          25,065
ServiceMaster Co.                                          4,300          49,321
United Rentals, Inc. +                                     1,325          23,081
Weight Watchers International, Inc. +                        560          20,664
                                                                     -----------
                                                                         643,146
                                                                     -----------

CAPITAL GOODS - 5.91%
3M Co.                                                     1,762         138,969
American Standard Companies, Inc. +                          300          28,710
Avery Dennison Corp.                                         100           5,258
AVX Corp.                                                    270           3,969
Boeing Co.                                                 2,930         112,776
Caterpillar, Inc.                                            510          37,373
Clarcor, Inc.                                                100           4,065
Cooper Industries Ltd. - Class A                             950          50,255
Deere & Co.                                                  200          12,124
Dycom Industries, Inc. +                                   1,800          38,898
Eaton Corp.                                                  400          40,096
Emerson Electric Co.                                         460          26,105
Encore Wire Corp. +                                        2,100          35,406


                       See Notes to Financial Statements.                     15

ISI STRATEGY FUND

SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 2003

                                                                          MARKET
SECURITY                                                SHARES            VALUE
--------------------------------------------------------------------------------

COMMON STOCK
CAPITAL GOODS
FMC Technologies, Inc. +                                   5,200      $  104,416
FuelCell Energy, Inc. +                                    1,155          17,625
General Dynamics Corp.                                       810          67,797
General Electric Co.                                      16,514         479,071
Harsco Corp.                                                  97           3,716
Hillenbrand Industries, Inc.                                 100           5,953
Honeywell International, Inc.                              1,020          31,222
Illinois Tool Works, Inc.                                    590          43,394
Ingersoll-Rand Co. - Class A                                 200          12,080
Johnson Controls, Inc.                                       510          54,840
Kennametal, Inc.                                           1,500          55,320
Lockheed Martin Corp.                                        200           9,272
McDermott International, Inc. +                            9,000          66,600
Merix Corp. +                                              2,000          35,580
Northrop Grumman Corp.                                       163          14,572
Parker Hannifin Corp.                                        100           5,097
Pitney Bowes, Inc.                                           429          17,632
Planar Systems, Inc. +                                     1,000          23,140
Power-One, Inc. +                                          1,100           9,966
Raytheon Co.                                                 200           5,296
Rockwell Automation, Inc.                                    635          19,717
Teleflex, Inc.                                               100           4,601
Terex Corp. +                                              2,600          58,656
Textron, Inc.                                                200           9,938
United Technologies Corp.                                    565          47,850
URS Corp. +                                                1,330          29,114
W.W. Grainger, Inc.                                          100           4,578
Wolverine Tube, Inc.  +                                    3,396          17,286
                                                                     -----------
                                                                       1,788,333
                                                                     -----------

CONSUMER CYCLICALS - 1.92%
Bally Total Fitness Holding Co. +                          1,300           8,658
Black & Decker Corp.                                         100           4,781
Brunswick Corp.                                              271           8,041
Carnival Corp.                                               196           6,842
Centex Corp.                                                 200          19,500
Department 56 +                                            1,000          14,050
Dow Jones & Co., Inc.                                        100           5,197
Dura Automotive Systems Co. +                              1,400          13,524
General Motors Corp.                                       2,445         104,328
Genesis Intermedia, Inc. + *                                 600               -
Genuine Parts Co.                                          1,350          42,957


                                                                          MARKET
SECURITY                                                SHARES            VALUE
--------------------------------------------------------------------------------
Haggar Corp.                                                 587      $    9,333
Harley-Davidson, Inc.                                        300          14,223
Harrah's Entertainment, Inc.                                 200           8,700
KB Home                                                      200          13,698
Knight-Ridder, Inc.                                          169          12,391
Lear Corp. +                                                 300          17,427
Lee Enterprises, Inc.                                        100           4,216
Lennar Corp. - Class A                                       200          18,370
Marriott International, Inc. - Class A                       300          12,960
Masco Corp.                                                  210           5,775
McClatchy Co. - Class A                                      150           9,705
McGraw-Hill Cos., Inc.                                       300          20,085
Meredith Corp.                                               100           4,852
Midway Games, Inc. +                                       6,450          18,318
Mohawk Industries, Inc. +                                    150          11,118
Nautilus Group, Inc.                                         970          15,142
Nike, Inc. - Class B                                         350          22,365
Polaris Industries, Inc.                                     168          14,381
Pulte Homes, Inc.                                            197          17,042
Scholastic Corp. +                                           600          18,558
Scripps (E.W.) Co. - Class A                                 300          27,873
Tower Automotive, Inc. +                                   2,200           8,756
V.F. Corp.                                                   200           8,490
Washington Post Co. - Class B                                 36          26,547
Whirlpool Corp.                                              200          14,094
                                                                     -----------
                                                                         582,297
                                                                     -----------

CONSUMER STAPLES - 5.85%
Alberto-Culver Co. - Class B                                 100           6,340
Altria Group, Inc.                                         2,171         100,951
AmerisourceBergen Corp.                                      318          18,053
Anheuser-Busch Cos., Inc.                                  3,002         147,879
Avon Products, Inc.                                          200          13,592
Brinker International, Inc. +                                250           7,957
Cablevision Systems Corp. +                                3,225          65,145
Cardinal Health, Inc.                                        716          42,487
Clear Channel Communications, Inc.                            85           3,470
Clorox Co.                                                   268          12,140
Coca-Cola Co.                                              5,312         246,477
Colgate Palmolive Co.                                        720          38,297
ConAgra Foods, Inc..                                         469          11,181
COX Communications, Inc. - Class A +                         701          23,883
Dean Foods Co. +                                             276           8,349
Eastman Kodak Co.                                            670          16,368
Echostar Communications Corp. - Class A +                    100           3,832


16                     See Notes to Financial Statements.

ISI STRATEGY FUND

SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 2003

                                                                          MARKET
SECURITY                                                SHARES            VALUE
--------------------------------------------------------------------------------

COMMON STOCK
CONSUMER STAPLES
Entercom Communications Corp. +                              260      $   11,911
Fortune Brands, Inc.                                          38           2,476
Kellogg Co.                                                  450          14,908
Kimberly-Clark Corp.                                         214          11,301
Kraft Foods, Inc.                                            715          20,806
Liberty Media Corp. - Class A +                            4,880          49,239
Newell Rubbermaid, Inc.                                    1,952          44,506
Outback Steakhouse, Inc.                                     129           5,418
Patterson Dental Co. +                                       100           6,398
PepsiCo, Inc.                                              2,611         124,858
Procter & Gamble Co.                                       3,572         351,092
Sara Lee Corp.                                               300           5,979
Sysco Corp.                                                  670          22,552
Time Warner, Inc. +                                        6,950         106,265
Univision Communications,
 Inc. - Class A +                                          1,402          47,598
Viacom, Inc. - Class B                                     1,466          58,449
W.M. Wrigley Jr. Co.                                         350          19,740
Walt Disney Co.                                            2,285          51,732
XM Satellite Radio Holdings,
 Inc. - Class A +                                          2,161          43,782
Yum! Brands, Inc. +                                          180           6,145
                                                                     -----------
                                                                       1,771,556
                                                                     -----------

ENERGY - 3.21%
Anadarko Petroleum Corp.                                      82           3,577
Apache Corp.                                                 335          23,356
B.J. Services Co. +                                          100           3,281
ChevronTexaco Corp.                                          214          15,900
ConocoPhillips                                               525          30,004
Consolidated Edison, Inc.                                    300          12,141
Cooper Cameron Corp. +                                       100           4,282
Devon Energy Corp.                                           136           6,596
Exxon Mobil Corp.                                         13,963         510,767
Halliburton Co.                                              393           9,385
Marathon Oil Corp.                                         4,300         127,151
Meridian Resource Corp. +                                  1,900           7,638
Murphy Oil Corp.                                             520          30,670
Nabors Industries Ltd. +                                     100           3,780
Patterson - UTI Energy, Inc. +                               955          27,303
Pioneer Natural Resources Co. +                            2,970          78,556
Schlumberger Ltd.                                            100           4,697
Smith International, Inc. +                                  200           7,446


                                                                          MARKET
SECURITY                                                SHARES            VALUE
--------------------------------------------------------------------------------
Sunoco, Inc.                                               1,413      $   61,833
Weatherford International Ltd. +                             100           3,475
                                                                     -----------
                                                                         971,838
                                                                     -----------

FINANCE - 15.43%
Affiliated Managers Group +                                  400          29,000
Aflac, Inc.                                                  560          20,429
Alliance Capital Management Holding LP                       100           3,357
Allmerica Financial Corp. +                                  900          23,967
AMBAC Financial Group, Inc.                                  250          17,685
American Capital Strategies Ltd.                           1,789          48,303
American Express Co.                                       1,725          80,954
American Financial Group, Inc.                               694          15,455
American International Group, Inc.                         3,789         230,485
American National Insurance Co.                              300          24,921
Argonaut Group, Inc. +                                     3,500          56,175
Associated Banc Corp.                                        121           4,980
AvalonBay Communities, Inc.                                  100           4,567
Bank of America Corp.                                      5,987         453,396
Bank of Hawaii Corp.                                       1,755          69,147
Bank of New York Co., Inc.                                   670          20,897
BB&T Corp.                                                 1,291          49,923
Bear Stearns Cos. Inc.                                       220          16,775
Boston Properties, Inc.                                      100           4,425
Capital One Financial Corp.                                  150           9,120
Charter One Financial, Inc.                                  160           5,114
Chubb Corp.                                                  400          26,724
Cincinnati Financial Corp.                                   200           8,184
Citigroup, Inc.                                            7,302         346,115
City Bank Lynnwood WA                                        898          29,508
City National Corp.                                          100           6,021
CNA Financial Corp. +                                      2,185          47,152
Comerica, Inc.                                               250          12,870
Commerce Bancorp, Inc./NJ                                    770          37,222
Commerce Bancshares, Inc.                                    126           6,033
CompuCredit Corp. +                                          961          18,999
Countrywide Credit Industries, Inc.                          200          21,024
Equity Office Properties Trust                               344           9,635
Equity Residential                                           200           5,850
Fannie Mae                                                 5,352         383,685
Fidelity National Financial, Inc.                            473          14,625
Financial Federal Corp. +                                    812          27,243
First Tennessee National Corp.                               100           4,536
FleetBoston Financial Co.                                  1,171          47,297
Franklin Resources, Inc.                                     300          14,226


                       See Notes to Financial Statements.                     17

ISI STRATEGY FUND

SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 2003

                                                                          MARKET
SECURITY                                                SHARES            VALUE
--------------------------------------------------------------------------------

COMMON STOCK
FINANCE
Freddie Mac                                                  960      $   53,885
Friedman Billings Ramsey Group - Class A                   1,600          31,872
Golden West Financial Corp.                                  300          30,129
Greenpoint Financial Corp.                                   225           7,009
Hartford Financial Services Group                            300          16,470
Headwaters, Inc. +                                           360           6,746
Health Care Property Investors, Inc.                         100           4,663
Host Marriott Corp. +                                      5,000          52,250
iStar Financial, Inc.                                        100           3,806
J.P. Morgan Chase & Co.                                    2,480          89,032
Jefferson-Pilot Corp.                                        225          10,741
John Hancock Financial Services, Inc.                        260           9,191
KeyCorp                                                      310           8,757
Kimco Realty Corp.                                         3,250         135,395
Landamerica Financial Group, Inc.                            100           5,001
Legg Mason, Inc.                                             200          16,650
Lehman Brothers Holdings, Inc.                               400          28,800
Liberty Property Trust                                       100           3,638
Lincoln National Corp.                                       100           3,993
M & T Bank Corp.                                             412          38,687
Marsh & McLennan Cos., Inc.                                1,425          60,919
MBIA, Inc.                                                   150           8,941
MBNA, Inc.                                                 1,375          34,031
MCG Capital Corp.                                          1,650          29,007
Mellon Financial Corp.                                       210           6,273
Mercantile Bankshares Corp.                                  100           4,237
Mercury General Corp.                                        100           4,753
Merrill Lynch & Co., Inc.                                  1,020          60,384
Metlife, Inc.                                                648          20,347
MGIC Investment Corp.                                        153           7,850
Moody's Corp.                                              3,807         220,159
Morgan Stanley                                             2,381         130,645
National City Corp.                                          710          23,189
Nationwide Financial Services, Inc.                          616          20,926
New Century Financial                                      2,368          87,805
North Fork Bancorp., Inc.                                    150           5,847
Northern Trust Corp.                                         300          13,935
Ocwen Financial Corp. +                                    2,800          13,608
Old Republic International Corp.                             100           3,594
PNC Financial Services Group, Inc.                           460          24,642
Popular, Inc.                                                100           4,500


                                                                          MARKET
SECURITY                                                SHARES            VALUE
--------------------------------------------------------------------------------
Presidential Life Corp.                                    5,850      $   89,856
Progressive Corp.                                            810          59,778
Prudential Financial, Inc.                                 1,350          52,164
Public Storage, Inc.                                         186           7,440
Radian Group, Inc.                                           200          10,580
Regions Financial Corp.                                      200           7,350
Rouse Co.                                                    100           4,300
SEI Investments, Co.                                       1,000          29,120
Simon Property Group, Inc.                                   100           4,508
SLM Corp.                                                  1,150          45,034
St. Paul Cos., Inc.                                          100           3,813
State Street Corp.                                           300          15,708
Student Loan Corp.                                           610          79,007
SunTrust Banks, Inc.                                         502          33,669
T. Rowe Price Group, Inc.                                    100           4,115
TCF Financial Corp.                                          100           5,218
Torchmark Corp.                                              200           8,776
Transatlantic Holdings, Inc.                                 720          55,224
Travelers Property Casualty Corp. - Class B                  412           6,744
Union Planters Corp.                                         300           9,981
UnionBanCal Corp.                                            200          10,834
UnumProvident Corp.                                        1,438          23,540
US Bancorp.                                                2,373          64,593
Valley National Bancorp                                      434          12,694
Wachovia Corp.                                             1,767          81,052
Washington Mutual, Inc.                                      984          43,050
Wells Fargo & Co.                                          3,086         173,804
Westamerica Bancorp.                                         100           5,006
White Mountains Insurance Group Ltd.                          25          10,600
Whitney Holding Corp.                                        150           5,695
Wilmington Trust Corp.                                       200           6,736
WSFS Financial Corp.                                       2,250          95,962
Zions Bancorp.                                               100           6,129
                                                                     -----------
                                                                       4,670,411
                                                                     -----------

HEALTH CARE - 10.05%
Abbott Laboratories                                        4,135         176,234
Adolor Corp. +                                             3,100          56,637
Allergan, Inc.                                               210          15,880
American Medical Service Group, Inc. +                     2,200          50,204
Bausch & Lomb, Inc.                                          100           4,816
Baxter International, Inc.                                   500          13,290
Beckman Coulter, Inc.                                        100           4,965
Becton Dickinson & Co.                                       200           7,312


18                     See Notes to Financial Statements.

ISI STRATEGY FUND

SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 2003

                                                                          MARKET
SECURITY                                                SHARES            VALUE
--------------------------------------------------------------------------------

COMMON STOCK
HEALTH CARE
Biomet, Inc.                                                 275      $    9,861
Boston Scientific Corp. +                                    720          48,758
Bristol-Myers Squibb Co.                                   3,605          91,459
C.R. Bard, Inc.                                              210          16,811
Caremark Rx, Inc. +                                        4,877         122,169
Cigna Corp.                                                1,200          68,460
Dentsply International, Inc.                                 150           6,629
Diagnostic Products Corp.                                    100           4,082
Edwards Lifesciences Corp. +                                 680          19,720
Eli Lilly & Co.                                            2,296         152,960
Endo Pharmaceuticals Holdings +                            1,650          26,994
Express Scripts, Inc. +                                      400          21,968
Forest Laboratories, Inc. +                                1,496          74,815
Guidant Corp.                                              1,055          53,816
HCA, Inc.                                                  2,460          94,095
Health Net, Inc. +                                         1,720          54,335
Henry Schein, Inc. +                                         150           9,308
Humana, Inc. +                                             1,700          34,493
Invision Technologies, Inc. +                              1,170          31,789
Johnson & Johnson                                          5,706         287,183
Manor Care, Inc.                                             460          15,309
Medcath Corp. +                                            3,500          37,030
Medco Health Solutions, Inc. +                               680          22,576
Medtronic, Inc.                                            1,770          80,659
Merck & Co., Inc.                                          5,643         249,703
Mid Atlantic Medical Services +                              134           7,826
Mylan Laboratories, Inc.                                     262           6,327
Nabi Biopharmaceuticals +                                    616           6,794
Nektar Therapeutics Co. +                                  1,300          17,082
Oxford Health Plans, Inc.                                  1,080          43,740
Pfizer, Inc.                                              12,763         403,311
PolyMedica Corp.                                             200           5,900
Quest Diagnostics, Inc.                                      510          34,501
Renal Care Group, Inc. +                                     100           3,751
Respironics, Inc. +                                          100           4,169
Schering-Plough Corp.                                      4,900          74,823
St. Jude Medical, Inc. +                                     720          41,875
Stryker Corp.                                                300          24,333
Telik, Inc. +                                              1,400          28,448
Tularik, Inc. +                                            2,200          27,654
UnitedHealth Group, Inc.                                   1,390          70,723
Vivus, Inc. +                                              4,850          18,090


                                                                          MARKET
SECURITY                                                SHARES            VALUE
--------------------------------------------------------------------------------
Watson Pharmaceuticals, Inc. +                               100      $    3,927
WellChoice, Inc. +                                           800          26,000
Wellpoint Health Networks, Inc. +                            970          86,233
Wyeth                                                      2,930         129,330
Zimmer Holdings, Inc. +                                      211          13,464
                                                                     -----------
                                                                       3,042,621
                                                                     -----------

INFORMATION SERVICES - 1.62%
Alltel Corp.                                                 377          17,821
AT&T Wireless Services, Inc. +                             3,651          26,470
BellSouth Corp.                                              780          20,522
Metro One Telecommunications, Inc. +                       4,750          12,540
Nextel Communications, Inc. - Class A +                      430          10,406
Nextel Partners, Inc. - Class A +                          2,900          34,858
SBC Communications, Inc.                                   4,147          99,445
Sprint Corp. - FON Group                                     400           6,400
Talk America Holdings, Inc. +                              4,817          60,116
Time Warner Telecom, Inc. - Class A +                      1,200          12,420
Verizon Communications, Inc.                               5,588         187,757
                                                                     -----------
                                                                         488,755
                                                                     -----------

INTERNET - 1.43%
Amazon.Com, Inc. +                                           142           7,728
Centillium Communications, Inc. +                          1,350           7,236
Cisco Systems, Inc. +                                      9,957         208,898
eBay, Inc. +                                                 820          45,871
Intercept, Inc. +                                            426           4,183
Intuit, Inc. +                                               317          15,844
ITXC Corp. +                                              10,350          35,604
Level 3 Communications, Inc. +                             4,500          24,255
Netbank, Inc.                                              1,059          14,519
Sun Microsystems, Inc. +                                   2,765          10,949
Yahoo!, Inc. +                                             1,318          57,597
                                                                     -----------
                                                                         432,684
                                                                     -----------

RETAIL - 7.33%
Albertson's, Inc.                                          9,076         184,152
American Eagle Outfitters +                                  400           6,396
Autonation, Inc. +                                           234           4,376
Autozone, Inc. +                                             100           9,610
Bebe Stores, Inc. +                                        1,400          39,060
Bed Bath & Beyond, Inc. +                                    300          12,672
Best Buy Co., Inc.                                           304          17,726
BJ's Wholesale Club, Inc. +                                2,175          55,876
CDW Corp.                                                  1,283          77,044
Costco Wholesale Corp. +                                   3,160         111,769


                       See Notes to Financial Statements.                     19

ISI STRATEGY FUND

SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 2003

                                                                          MARKET
SECURITY                                                SHARES            VALUE
--------------------------------------------------------------------------------

COMMON STOCK
RETAIL
CVS Corp.                                                    272      $    9,569
Dollar General Corp.                                       2,700          60,669
Dollar Tree Stores, Inc. +                                   175           6,682
Family Dollar Stores, Inc.                                   100           4,361
Fastenal Co.                                                  60           2,668
Footstar, Inc. +                                           3,900          24,375
Gap, Inc.                                                  2,312          44,113
Group 1 Automotive, Inc. +                                   200           7,086
Home Depot, Inc.                                           1,420          52,639
Ingram Micro, Inc. +                                       2,600          38,480
Kohl's Corp. +                                               510          28,596
Kroger Co. +                                               9,010         157,585
Limited Brands                                               674          11,862
Lowe's Companies, Inc.                                     1,034          60,934
May Department Stores Co.                                    255           7,130
Michaels Stores, Inc.                                        353          16,757
Office Depot, Inc. +                                       2,600          38,818
RadioShack Corp.                                           2,100          62,979
Restoration Hardware, Inc. +                               5,700          45,372
Ross Stores, Inc.                                            441          22,054
Saks, Inc. +                                                 380           5,282
Sears Roebuck & Co.                                        4,610         242,624
Target Corp.                                               1,098          43,635
Tech Data Corp. +                                            500          16,460
TJX Cos., Inc.                                               200           4,198
Tweeter Home Entertainment Group,
 Inc. +                                                    1,874          15,648
United Auto Group, Inc.                                    1,500          38,955
Valuevision Media, Inc. - Class A +                          400           6,500
Walgreen Co.                                               1,425          49,619
Wal-Mart Stores, Inc.                                      9,166         540,336
Whole Foods Market, Inc. +                                   190          11,256
Williams-Sonoma, Inc. +                                      375          13,249
Winn-Dixie Stores, Inc.                                      965           7,807
                                                                     -----------
                                                                       2,216,979
                                                                     -----------

TECHNOLOGY - 11.09%
Adtran, Inc.                                                 242          16,463
Affiliated Computer Services,
 Inc. - Class A +                                            560          27,401
Agile Software Corp.  +                                      906           9,939
Agilent Technologies, Inc. +                                 205           5,109


                                                                          MARKET
SECURITY                                                SHARES            VALUE
--------------------------------------------------------------------------------
Alliance Semiconductors Corp. +                            1,700      $   13,090
Analog Devices, Inc. +                                       200           8,866
Andrew Corp. +                                             1,149          15,029
Applera Corp. - Celera Genomics Group +                    1,340          17,916
Applied Materials, Inc. +                                  3,430          80,159
Asyst Technologies, Inc. +                                   200           3,730
Avaya, Inc. +                                              1,000          12,940
Axcelis Technologies, Inc. +                               6,400          67,712
Broadcom Corp. - Class A +                                   996          31,822
Brocade Communications Systems, Inc.  +                    3,500          22,925
Cabot Microelectronics Corp. +                               147           8,379
Catapult Communications Corp. +                              647           8,819
Corning, Inc. +                                            1,645          18,062
Credence Systems Corp. +                                   2,100          34,251
Cypress Semiconductor Corp. +                              1,850          39,701
Dell, Inc. +                                               4,491         162,215
Electronic Arts, Inc. +                                      960          95,078
EMC Corp. +                                                1,715          23,736
ESS Technology, Inc. +                                     1,009          14,005
Fairchild Semiconductor - Class A +                        1,321          29,855
Flir Systems, Inc. +                                         200           6,252
GSI Commerce, Inc. +                                       4,950          48,312
Harmonic, Inc. +                                           1,350          10,476
Helix Technology Corp.                                     1,850          33,208
Hewlett-Packard Co.                                        4,872         108,694
IBM                                                        3,222         288,305
IKON Office Solutions, Inc.                                  609           5,116
InFocus Corp.  +                                           2,000          13,180
Integrated Circuit Systems, Inc. +                           210           7,050
Integrated Device Technology, Inc. +                       1,450          22,765
Intel Corp.                                               10,374         342,861
Interdigital Communications Co. +                          2,300          39,077
Inverness Medical Innovations +                            1,000          26,800
Iron Mountain, Inc. +                                        229           8,757
KLA-Tencor Corp. +                                           200          11,466
Kopin Corp. +                                              1,650          12,095
Lexmark International, Inc. +                                200          14,722
Linear Technology Corp.                                    1,261          53,731
Lucent Technologies, Inc. +                                6,108          19,546
Macrovision Corp. +                                        1,258          27,638
McData Corp. - Class A +                                     370           3,822
MEMC Electronic Materials, Inc. +                            547           6,126
Mentor Graphics Corp. +                                    1,000          16,750
Mercury Interactive Corp. +                                  667          30,975


20                     See Notes to Financial Statements.

ISI STRATEGY FUND

SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 2003

                                                                          MARKET
SECURITY                                                SHARES            VALUE
--------------------------------------------------------------------------------

COMMON STOCK
TECHNOLOGY
Microchip Technology, Inc.                                   297      $    9,715
Micron Technology, Inc. +                                  2,750          39,435
Microsoft Corp.                                           19,946         521,588
Motorola, Inc.                                             4,770          64,538
National Semiconductor Corp. +                               460          18,690
NETIQ Corp. +                                              1,200          14,568
Oracle Corp. +                                             9,781         116,981
PalmOne, Inc. +                                              900          12,897
PalmSource, Inc. +                                           279          10,652
Photronics, Inc. +                                           100           2,154
Pixar, Inc. +                                              1,075          73,971
Pixelworks, Inc. +                                         1,163          14,049
Polycom, Inc. +                                            1,200          24,036
QLogic Corp. +                                               352          19,730
Qualcomm, Inc.                                             2,244         106,590
SafeNet, Inc. +                                              400          13,340
Silicon Laboratories, Inc. +                                 300          16,194
Silicon Storage Technology, Inc. +                         2,400          26,832
Skyworks Solutions, Inc. +                                 1,332          11,429
SoftBrands, Inc. +                                            44              35
Tektronix, Inc.                                              200           5,134
Tellabs, Inc. +                                            4,500          33,885
Terayon Communication Systems, Inc. +                      1,100           7,557
Texas Instruments, Inc.                                    5,315         153,710
Utstarcom, Inc. +                                            100           3,150
Veritas Software Corp. +                                     893          32,282
Wind River Systems +                                       4,850          32,495
Xerox Corp. +                                              1,745          18,323
Xilinx, Inc. +                                               900          28,530
                                                                     -----------
                                                                       3,357,416
                                                                     -----------

TRANSPORTATION - 1.83%
AMR Corp. +                                                2,600          34,528
Atlantic Coast Airlines Holdings, Inc. +                   2,200          24,354
Burlington Northern Santa Fe Corp.                           870          25,178
C. H. Robinson Worldwide                                   1,048          41,061
Continental Airlines, Inc. - Class B +                       800          15,280
Covenant Transportation, Inc. - Class A +                    600          11,442
Delta Airlines, Inc. +                                     3,200          41,664
ExpressJet Holdings, Inc. - Class A +                      1,500          22,950
General Maritime Corp. +                                   6,500          82,225
Roadway Corp.                                                500          25,625
Ryder Systems, Inc.                                        1,800          54,000


                                                                          MARKET
SECURITY                                                SHARES            VALUE
--------------------------------------------------------------------------------
Southwest Airlines Co.                                     1,350          26,190
Swift Transportation Co., Inc.+                            1,658          37,189
Union Pacific Corp.                                          510          31,926
United Parcel Service, Inc. - Class B                      1,100          79,772
                                                                     -----------
                                                                         553,384
                                                                     -----------

UTILITIES - 1.63%
Allegheny Energy, Inc. +                                  11,515         121,829
American Electric Power Co., Inc.                          3,350          94,437
Avista Corp.                                                 525           8,925
Cinergy Corp.                                                200           7,262
Constellation Energy Group, Inc.                             100           3,637
DTE Energy Co.                                               200           7,376
EL Paso Corp.                                              6,000          44,040
Entergy Corp.                                                300          16,170
Exelon Corp.                                                 422          26,776
FirstEnergy Corp.                                            200           6,878
FPL Group, Inc.                                              300          19,122
KeySpan Corp.                                                188           6,574
NiSource, Inc.                                             2,700          55,917
Piedmont Natural Gas Co.                                      95           3,774
PPL Corp.                                                     93           3,713
Progress Energy, Inc.                                        100           4,310
Public Service Enterprise Group, Inc.                        293          11,975
Southern Co.                                                 770          22,946
Westar Energy, Inc.                                          187           3,736
World Fuel Services Corp.                                    800          22,928
                                                                     -----------
                                                                         492,325
                                                                     -----------
TOTAL COMMON STOCK
 (COST $18,474,849)                                                   21,803,412
                                                                     -----------

RIGHTS - 0.00%
Seagate* (Cost $0)                                           300               -
                                                                     -----------

WARRANTS - 0.00%
Golden State Bancorp., Inc.                                  100             106
MasoTech*                                                    200               -
Seabulk International, Inc.                                    1               -
Tokheim Corp.                                                500               -

TOTAL WARRANTS
                                                                     -----------
 (COST $8,690)                                                               106
                                                                     -----------


                       See Notes to Financial Statements.                     21

ISI STRATEGY FUND

SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 2003

                                        INTEREST  MATURITY    PAR        MARKET
                                          RATE      DATE     VALUE        VALUE
--------------------------------------------------------------------------------
US TREASURY SECURITIES - 13.63%
  US Treasury Bond                       9.250%   2/15/16  $ 500,000     714,531
  US Treasury Bond                       8.750%   5/15/17    500,000     696,875
  US Treasury Bond                       7.250%   8/15/22  1,150,000   1,439,836
  US Treasury Note                       5.500%   5/15/09    250,000     277,031
  US Treasury Note                       4.250%   8/15/13  1,000,000     996,563
                                                                     -----------

      TOTAL US TREASURY SECURITIES
       (COST $3,974,757)............................................   4,124,836
                                                                     -----------

REPURCHASE AGREEMENT - 14.02%
      JP MORGAN CHASE & CO.
      Dated 10/31/03, 0.880%, principal and interest in
      the amount of $4,243,311 due 11/3/03, collateralized
      by US Treasury Notes, par value of $4,265,000,
      due 11/30/04 with a value of $4,332,766.......................   4,243,000
                                                                     -----------

      TOTAL REPURCHASE AGREEMENT
       (COST $4,243,000)............................................   4,243,000
                                                                     -----------

TOTAL INVESTMENTS IN SECURITIES - 99.70%
       (COST $26,701,296)...........................................  30,171,354
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.30%.......................      90,170
                                                                     -----------
NET ASSETS - 100.00%................................................ $30,261,524
                                                                     ===========
--------------------------------------------------------------------------------

+ Non-income producing security.
* Security fair valued in good faith under procedures established by and under the general supevision of the Fund's Board of Directors.


22                     See Notes to Financial Statements.

ISI FUNDS

STATEMENTS OF ASSETS AND LIABILITIES                                                                                OCTOBER 31, 2003

                                                                                           TOTAL RETURN US            MANAGED
                                                                                            TREASURY FUND          MUNICIPAL FUND
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments:
     In securities, at market value
        (cost $202,348,866 and $94,757,749, respectively)................................ $      196,615,969    $       100,188,067
     Repurchase agreement
        (cost $30,055,000 and $6,012,000, respectively)..................................         30,055,000              6,012,000
   Cash..................................................................................                159                    491
   Receivables:
        Capital shares sold..............................................................            302,493                      -
        Interest.........................................................................          3,063,671              1,175,346
   Prepaid expenses......................................................................              9,704                  8,916
                                                                                          -------------------   --------------------
   Total assets..........................................................................        230,046,996            107,384,820
                                                                                          -------------------   --------------------

LIABILITIES:
   Payables:
        Capital shares redeemed..........................................................            479,542                  8,000
        Dividends........................................................................            380,489                190,767
   Accrued Liabilities:
        Investment advisory fees.........................................................             45,204                 36,359
        Distribution fees................................................................             48,938                 22,724
        Administration fees..............................................................              9,788                  4,545
        Accrued expenses and other.......................................................             56,423                 44,476
                                                                                          -------------------   --------------------
   Total liabilities.....................................................................          1,020,384                306,871
                                                                                          -------------------   --------------------
Net assets............................................................................... $      229,026,612    $       107,077,949
                                                                                          ===================   ====================

COMPONENTS OF NET ASSETS:
   Paid in capital....................................................................... $      228,461,670    $       102,041,901
   Distributions in excess of net investment income......................................           (982,794)              (394,270
   Accumulated net realized gain from investment transactions............................          7,280,633                      -
   Net unrealized appreciation/depreciation on investments...............................         (5,732,897)             5,430,318
                                                                                          -------------------   --------------------
Net assets............................................................................... $      229,026,612    $       107,077,949
                                                                                          ===================   ====================

SHARES OF BENEFICIAL INTEREST OUTSTANDING:
   ISI Shares (115,000,000 and 55,000,000 shares authorized, respectively)...............         23,097,157              9,829,586
                                                                                          -------------------   --------------------
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE:
   ISI Shares (net assets / shares of beneficial interest outstanding)................... $             9.92    $             10.89
                                                                                          -------------------   --------------------
MAXIMUM OFFERING PRICE PER SHARE:
   ISI Shares ($9.92 / 0.97 and $10.89 / 0.97, respectively)............................. $            10.23    $             11.23
                                                                                          -------------------   --------------------


                       See Notes to Financial Statements.                     23


ISI FUNDS

STATEMENTS OF ASSETS AND LIABILITIES                                                                           OCTOBER 31, 2003

                                                                                         NORTH AMERICAN
                                                                                           GOVERNMENT              ISI
                                                                                           BOND FUND          STRATEGY FUND
-------------------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments:
     In securities, at market value (cost $253,505,459 and $22,458,296, respectively)  $      246,484,295   $       25,928,354
     Repurchase agreement (cost $32,203,000 and $4,243,000, respectively)............          32,203,000            4,243,000
   Cash..............................................................................                 484                  897
   Receivables:
     Capital shares sold.............................................................             822,095               91,729
     Interest and dividends..........................................................           3,541,643               85,789
     Expense reimbursement by advisor................................................               4,999                5,952
   Prepaid expenses..................................................................              22,020                8,713
                                                                                       -------------------  -------------------
   Total assets......................................................................         283,078,536           30,364,434
                                                                                       -------------------  -------------------

LIABILITIES:
   Payables:
     Capital shares redeemed.........................................................             657,035               49,635
     Dividends.......................................................................             832,659                    -
   Accrued Liabilities:
     Investment advisory fees........................................................              95,125                    -
     Distribution fees...............................................................              98,735                6,285
     Shareholder servicing fees......................................................               2,579                    -
     Administration fees.............................................................              11,891                3,260
     Accrued expenses and other......................................................              59,805               43,730
                                                                                       -------------------  -------------------
   Total liabilities.................................................................           1,757,829              102,910
                                                                                       -------------------  -------------------
Net assets...........................................................................  $      281,320,707   $       30,261,524
                                                                                       ===================  ===================

COMPONENTS OF NET ASSETS:
   Paid in capital...................................................................  $      287,201,581   $       30,744,063
   Undistributed (distributions in excess of) net investment income..................          (1,732,674)              14,752
   Accumulated net realized gain (loss) from investment transactions.................           2,884,276           (3,967,349)
   Net unrealized appreciation/depreciation on investments and
     foreign currencies..............................................................          (7,032,476)           3,470,058
                                                                                       -------------------  -------------------
Net assets...........................................................................  $      281,320,707   $       30,261,524
                                                                                       ===================  ===================

SHARES OF BENEFICIAL INTEREST OUTSTANDING:
     ISI Class A Shares (50,000,000 shares authorized)...............................          34,639,451                    -
                                                                                       -------------------  -------------------
     ISI Class C Shares (5,000,000 shares authorized)................................           1,756,779                    -
                                                                                       -------------------  -------------------
     ISI Shares (25,000,000 shares authorized).......................................                   -            2,883,401
                                                                                       -------------------  -------------------

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE:
   (net assets / shares of beneficial interest outstanding)
     ISI Class A Shares (based on net assets of $267,755,963)........................  $             7.73   $                -
                                                                                       -------------------  -------------------
     ISI Class C Shares (based on net assets of $13,564,744).........................  $             7.72   $                -
                                                                                       -------------------  -------------------
     ISI Shares (based on net assets of $30,261,524).................................  $                -   $            10.50
                                                                                       -------------------  -------------------

MAXIMUM OFFERING PRICE PER SHARE:
     ISI Class A Shares ($7.73 / 0.97)...............................................  $             7.97   $                -
                                                                                       -------------------  -------------------
     ISI Shares ($10.50 / 0.97)......................................................  $                -   $            10.82
                                                                                       -------------------  -------------------


24                     See Notes to Financial Statements.

ISI FUNDS

STATEMENTS OF OPERATIONS                                                                         FOR THE YEAR ENDED OCTOBER 31, 2003


                                                                                         TOTAL RETURN US             MANAGED
                                                                                          TREASURY FUND           MUNICIPAL FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
    Interest........................................................................   $          7,952,279    $          4,826,426
                                                                                       ---------------------   ---------------------

EXPENSES:
    Investment advisory fees........................................................                579,444                 424,766
    Distribution fees...............................................................                625,517                 265,478
    Administration fees.............................................................                125,107                  53,097
    Transfer agent fees.............................................................                 95,472                  36,699
    Custody fees....................................................................                  7,808                   4,714
    Professional fees...............................................................                107,791                  54,786
    Accounting fees.................................................................                 56,011                  52,536
    Printing and shareholder reports................................................                 18,472                   9,571
    Registration fees...............................................................                 26,037                  23,599
    Directors' fees.................................................................                 19,334                   8,371
    Miscellaneous...................................................................                 27,443                  11,124
                                                                                       ---------------------   ---------------------
        Total expenses..............................................................              1,688,436                 944,741
                                                                                       ---------------------   ---------------------
    Net investment income...........................................................              6,263,843               3,881,685
                                                                                       ---------------------   ---------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized gain from investment transactions..................................             13,569,304                 458,899
    Net change in unrealized appreciation/depreciation on investments...............            (13,632,522)               (439,966)
                                                                                       ---------------------   ---------------------
    Net realized and unrealized gain (loss) on investments..........................                (63,218)                 18,933
                                                                                       ---------------------   ---------------------
INCREASE IN NET ASSETS FROM OPERATIONS:                                                $          6,200,625    $          3,900,618
                                                                                       =====================   =====================


                       See Notes to Financial Statements.                     25


ISI FUNDS

STATEMENTS OF OPERATIONS                                                                  FOR THE YEAR ENDED OCTOBER 31, 2003

                                                                                   NORTH AMERICAN
                                                                                     GOVERNMENT
                                                                                      BOND FUND (A)       ISI STRATEGY FUND
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
    Interest.......................................................................    $         11,331,121    $            188,843
    Dividend.......................................................................                       -                 283,390
                                                                                       ---------------------   ---------------------
       Total income................................................................              11,331,121                 472,233
                                                                                       ---------------------   ---------------------

EXPENSES:
    Investment advisory fees.......................................................               1,097,239                  91,174
    Distribution fees:
        ISI Class A Shares.........................................................               1,082,987                       -
        ISI Class C Shares.........................................................                  26,722                       -
        ISI Shares.................................................................                       -                  56,984
    Administration fees............................................................                 137,159                  36,118
    Transfer agent fees:
        ISI Class A Shares.........................................................                 161,782                       -
        ISI Class C Shares.........................................................                   7,405                       -
        ISI Shares.................................................................                       -                  25,100
    Custody fees...................................................................                  90,979                  46,776
    Professional fees..............................................................                 163,823                  55,155
    Accounting fees................................................................                  75,809                  50,600
    Shareholder servicing fees:
        ISI Class C Shares.........................................................                   8,908                       -
    Printing and shareholder reports...............................................                  54,586                   5,205
    Registration fees..............................................................                  60,703                   6,319
    Directors' fees................................................................                  28,055                   2,101
    Miscellaneous..................................................................                  24,423                  33,413
                                                                                       ---------------------   ---------------------
        Total expenses.............................................................               3,020,580                 408,945
    Less: fee waiver and/or expense reimbursements.................................                  (9,693)               (112,624)
                                                                                       ---------------------   ---------------------
        Net expenses...............................................................               3,010,887                 296,321
                                                                                       ---------------------   ---------------------
    Net investment income..........................................................               8,320,234                 175,912
                                                                                       ---------------------   ---------------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
    Net realized gain (loss) from:
        Investment transactions....................................................              14,494,894                 (75,683)
        Foreign currency transactions..............................................                (134,546)                      -
    Net change in unrealized appreciation/depreciation on investments and
      foreign currencies...........................................................             (11,632,023)              3,392,601
                                                                                       ---------------------   ---------------------
    Net realized and unrealized gain on investments and
      foreign currencies...........................................................               2,728,325               3,316,918
                                                                                       ---------------------   ---------------------
INCREASE IN NET ASSETS FROM OPERATIONS:............................................    $         11,048,559    $          3,492,830
                                                                                       =====================   =====================
------------------------------------------------------------------------------------------------------------------------------------
(a) On May 16, 2003 the Fund commenced the offering of ISI Class C Shares and ISI Shares were redesignated as ISI Class A Shares.


26                     See Notes to Financial Statements.


TOTAL RETURN US TREASURY FUND

STATEMENTS OF CHANGES IN NET ASSETS
                                                                                               FOR THE YEARS ENDED OCTOBER 31,
                                                                                   -------------------------------------------------
                                                                                             2003                       2002
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Net investment income........................................................  $               6,263,843     $        9,005,811
    Net realized gain on investment transactions.................................                 13,569,304              6,049,948
    Net change in unrealized appreciation/depreciation on investments............                (13,632,522)            (1,512,881)
                                                                                   --------------------------    -------------------
    Increase in net assets from operations.......................................                  6,200,625             13,542,878
                                                                                   --------------------------    -------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM: (A)
    Net investment income and net realized short-term gains:
       ISI Shares................................................................                (12,426,417)           (11,311,635)
       Class A Shares............................................................                          -             (2,326,894)
    Net realized long-term capital gains:
       ISI Shares................................................................                          -               (854,348)
                                                                                   --------------------------    -------------------
    Total distributions..........................................................                (12,426,417)           (14,492,877)
                                                                                   --------------------------    -------------------

CAPITAL SHARE TRANSACTIONS: (A)
    Proceeds from sale of shares:
       ISI Shares................................................................                 19,262,461             34,572,482
       Class A Shares............................................................                          -              4,895,334
    Contributions from share class merger:
       ISI Shares................................................................                          -            102,172,420
    Dividend reinvestments:
       ISI Shares................................................................                  7,616,844              7,591,702
       Class A Shares............................................................                          -              1,060,736
    Cost of shares redeemed:
       ISI Shares................................................................                (54,554,409)           (35,772,474)
       Class A Shares............................................................                          -            (12,474,587)
    Redemptions from share class merger:
       Class A Shares............................................................                          -           (102,172,420)
                                                                                   --------------------------    -------------------
    Decrease in net assets from capital share transactions.......................                (27,675,104)              (126,807)
                                                                                   --------------------------    -------------------
    Total decrease in net assets.................................................                (33,900,896)            (1,076,806)

NET ASSETS:
    Beginning of year............................................................                262,927,508            264,004,314
                                                                                   --------------------------    -------------------
    End of year (including distributions in excess of net investment
       income of $982,794 and $1,108,891, respectively)..........................  $             229,026,612     $      262,927,508
                                                                                   ==========================    ===================


                       See Notes to Financial Statements.                     27


TOTAL RETURN US TREASURY FUND

STATEMENTS OF CHANGES IN NET ASSETS
                                                                                               FOR THE YEARS ENDED OCTOBER 31,
                                                                                   -------------------------------------------------
                                                                                             2003                       2002
------------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS: (A)
    Shares sold:
       ISI Shares................................................................                  1,898,497              3,496,625
       Class A Shares............................................................                          -                500,532
    Shares issued in connection with share class merger:
       ISI Shares................................................................                          -             10,551,813
    Shares issued to shareholders on reinvestment of dividends:
       ISI Shares................................................................                    750,559                774,546
       Class A Shares............................................................                          -                109,242
    Shares redeemed:
       ISI Shares................................................................                 (5,382,976)            (3,661,239)
       Class A Shares............................................................                          -             (1,278,524)
    Shares redeemed in connection with share class merger:
       Class A Shares............................................................                          -            (10,551,813)
                                                                                   --------------------------    -------------------
    Decrease in shares from capital share transactions...........................                 (2,733,920)               (58,818)
                                                                                   ==========================    ===================

------------------------------------------------------------------------------------------------------------------------------------
(a) On February 28, 2002, Class A Shares merged into ISI Shares.


28                     See Notes to Financial Statements.


MANAGED MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS
                                                                                           FOR THE YEARS ENDED OCTOBER 31,
                                                                                   -------------------------------------------------
                                                                                             2003                       2002
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Net investment income........................................................  $               3,881,685     $        3,895,074
    Net realized gain on investment transactions.................................                    458,899                257,404
    Net change in unrealized appreciation/depreciation on investments............                   (439,966)               853,535
                                                                                   --------------------------    -------------------
    Increase in net assets from operations.......................................                  3,900,618              5,006,013
                                                                                   --------------------------    -------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM: (A)
    Net investment income and net realized short-term gains:
       ISI Shares................................................................                 (4,545,840)            (3,625,097)
       Class A Shares............................................................                          -               (478,023)
    Net realized long-term capital gains:
       ISI Shares................................................................                   (458,899)              (575,789)
       Class A Shares............................................................                          -               (150,753)
                                                                                   --------------------------    -------------------
    Total distributions..........................................................                 (5,004,739)            (4,829,662)
                                                                                   --------------------------    -------------------

CAPITAL SHARE TRANSACTIONS: (A)
    Proceeds from sale of shares
       ISI Shares................................................................                 18,611,488             18,934,042
       Class A Shares............................................................                          -                534,152
    Contributions from share class merger
       ISI Shares................................................................                          -             31,732,581
    Dividend reinvestments
       ISI Shares................................................................                  2,602,438              1,895,264
       Class A Shares............................................................                          -                296,034
    Cost of shares redeemed
       ISI Shares................................................................                (16,229,802)           (15,996,773)
       Class A Shares............................................................                          -             (2,191,497)
    Redemptions from share class merger
       Class A Shares............................................................                          -            (31,732,581)
                                                                                   --------------------------    -------------------
    Increase in net assets from capital share transactions.......................                  4,984,124              3,471,222
                                                                                   --------------------------    -------------------
    Total increase in net assets.................................................                  3,880,003              3,647,573

NET ASSETS:
    Beginning of year............................................................                103,197,946             99,550,373
                                                                                   --------------------------    -------------------
    End of year (including distributions in excess of net investment
       income of $394,270 and $1,804, respectively)..............................  $             107,077,949     $      103,197,946
                                                                                   ==========================    ===================


                       See Notes to Financial Statements.                     29


MANAGED MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS
                                                                                           FOR THE YEARS ENDED OCTOBER 31,
                                                                                   -------------------------------------------------
                                                                                             2003                       2002
------------------------------------------------------------------------------------------------------------------------------------

SHARE TRANSACTIONS: (A)
    Shares sold:
       ISI Shares................................................................                  1,688,868              1,738,501
       Class A Shares............................................................                          -                 49,939
    Shares issued in connection with share class merger:
       ISI Shares................................................................                          -              2,917,173
    Shares issued to shareholders on reinvestment of dividends:
       ISI Shares................................................................                    236,891                174,818
       Class A Shares............................................................                          -                 27,402
    Shares redeemed:
       ISI Shares................................................................                 (1,476,733)            (1,467,447)
       Class A Shares............................................................                          -               (204,623)
    Shares redeemed in connection with share class merger:
       Class A Shares............................................................                          -             (2,917,173)
                                                                                   --------------------------    -------------------
    Increase in shares from capital share transactions...........................                    449,026                318,590
                                                                                   ==========================    ===================
------------------------------------------------------------------------------------------------------------------------------------
(a) On February 28, 2002, Class A Shares merged into ISI Shares.


30                     See Notes to Financial Statements.

NORTH AMERICAN GOVERNMENT BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                   FOR THE YEAR ENDED        APRIL 1, 2002      FOR THE YEAR ENDED
                                                                       OCTOBER 31,              THROUGH             MARCH 31,
                                                                          2003             OCTOBER 31, 2002 (a)       2002
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Net investment income.......................................  $           8,320,234    $       5,387,935     $     7,637,648
    Net realized gain on investment
      and foreign currency transactions.........................             14,360,348            1,781,470           5,267,104
    Net change in unrealized appreciation/
      depreciation on investments
      and foreign currencies....................................            (11,632,023)          10,487,725          (7,138,087)
                                                                  ----------------------   ------------------    ----------------
    Increase in net assets from operations......................             11,048,559           17,657,130           5,766,665
                                                                  ----------------------   ------------------    ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM: (B)
    Net investment income and net realized
      short-term capital gains:
      ISI Class A Shares........................................            (20,717,901)          (6,543,691)        (11,728,591)
      ISI Class C Shares........................................               (274,098)                   -                   -
    Distribution in excess of net
      investment income:
      ISI Class A Shares........................................                      -                    -             (12,671)
      ISI Class C Shares........................................                      -                    -                   -
    Net realized long-term capital gains:
      ISI Class A Shares........................................               (486,266)            (632,453)         (1,176,161)
      ISI Class C Shares........................................                 (6,433)                   -                   -
    Tax return of capital:
      ISI Class A Shares........................................                      -           (3,573,142)         (1,611,215)
      ISI Class C Shares........................................                      -                    -                   -
                                                                  ----------------------   ------------------    ----------------
    Total distributions.........................................            (21,484,698)         (10,749,286)        (14,528,638)
                                                                  ----------------------   ------------------    ----------------

CAPITAL SHARE TRANSACTIONS: (B)
    Proceeds from sale of shares:
      ISI Class A Shares........................................             66,866,368           49,986,841         121,835,448
      ISI Class C Shares........................................             14,038,549                    -                   -
    Dividend reinvestments:
      ISI Class A Shares........................................             11,214,133            5,738,371           7,703,881
      ISI Class C Shares........................................                155,876                    -                   -
    Cost of shares redeemed:
      ISI Class A Shares........................................            (57,844,825)         (25,767,420)        (17,593,303)
      ISI Class C Shares........................................               (168,139)                   -                   -
                                                                  ----------------------   ------------------    ----------------
    Increase in net assets from
      capital share transactions................................             34,261,962           29,957,792         111,946,026
                                                                  ----------------------   ------------------    ----------------
    Total increase in net assets................................             23,825,823           36,865,636         103,184,053


                       See Notes to Financial Statements.                     31


STATEMENTS OF CHANGES IN NET ASSETS

                                                                   FOR THE YEAR ENDED        APRIL 1, 2002       FOR THE YEAR ENDED
                                                                       OCTOBER 31,              THROUGH             MARCH 31,
                                                                          2003             OCTOBER 31, 2002 (a)        2002
------------------------------------------------------------------------------------------------------------------------------------



NET ASSETS:
    Beginning of period.........................................  $         257,494,884    $     220,629,248     $   117,445,195
                                                                  ----------------------   ------------------    ----------------
    End of period (including distributions in
      excess of net investment income of
      $1,732,674, $24,872 and $18,133,
      respectively).............................................  $         281,320,707    $     257,494,884     $   220,629,248
                                                                  ======================   ==================    ================

SHARE TRANSACTIONS:
    Shares sold:
      ISI Class A Shares........................................              8,402,353            6,302,362          15,153,019
      ISI Class C Shares........................................              1,758,597                    -                   -
    Shares issued to shareholders on
      reinvestment of dividends:
      ISI Class A Shares........................................              1,416,957              728,793             959,827
      ISI Class C Shares........................................                 19,950                    -                   -
    Shares redeemed:
      ISI Class A Shares........................................             (7,262,057)          (3,246,075)         (2,189,379)
      ISI Class C Shares........................................                (21,768)                   -                   -
                                                                  ----------------------   ------------------    ----------------
    Increase in shares from
      capital share transactions:
      ISI Class A Shares........................................              2,557,253            3,785,080          13,923,467
                                                                  ======================   ==================    ================
      ISI Class C Shares........................................              1,756,779                    -                   -
                                                                  ======================   ==================    ================
------------------------------------------------------------------------------------------------------------------------------------
(a) The Fund changed its fiscal year end from March 31 to October 31.
(b) On May 16, 2003, the Fund commenced the offering of ISI Class C Shares and ISI Shares were redesignated as ISI Class A Shares.


32                     See Notes to Financial Statements.


ISI STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                            FOR THE YEAR ENDED           JUNE 1, 2002         FOR THE YEAR ENDED
                                                                OCTOBER 31,                 THROUGH                MAY 31,
                                                                   2003                OCTOBER 31, 2002 (a)          2002
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Net investment income................................  $             175,912     $            103,547     $          296,642
    Net realized loss on investment transactions.........                (75,683)                (814,078)            (1,526,739)
    Net change in unrealized appreciation/
      depreciation on investments........................              3,392,601               (1,878,640)              (105,118)
                                                           ----------------------    ---------------------    -------------------
    Increase (decrease) in net assets
      from operations....................................              3,492,830               (2,589,171)            (1,335,215)
                                                           ----------------------    ---------------------    -------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income................................               (174,119)                (136,525)              (307,863)
                                                           ----------------------    ---------------------    -------------------
    Total distributions..................................               (174,119)                (136,525)              (307,863)
                                                           ----------------------    ---------------------    -------------------

CAPITAL SHARE TRANSACTIONS:
    Proceeds from sale of shares.........................             10,757,570                  647,734              4,461,904
    Dividend reinvestments...............................                151,755                  122,740                276,748
    Cost of shares redeemed..............................             (3,890,270)              (2,518,850)            (5,748,944)
                                                           ----------------------    ---------------------    -------------------
    Increase (decrease) in net assets from
      capital share transactions.........................              7,019,055               (1,748,376)            (1,010,292)
                                                           ----------------------    ---------------------    -------------------
    Total increase (decrease) in net assets..............             10,337,766               (4,474,072)            (2,653,370)

NET ASSETS:
    Beginning of period..................................             19,923,758               24,397,830             27,051,200
                                                           ----------------------    ---------------------    -------------------
    End of period (including undistributed
      net investment income of $14,752,
      $12,959 and $45,937, respectively).................  $          30,261,524     $         19,923,758     $       24,397,830
                                                           ======================    =====================    ===================

SHARE TRANSACTIONS:
    Shares sold..........................................              1,088,564                   70,518                426,058
    Shares issued to shareholders on
      reinvestment of dividends..........................                 16,233                   13,501                 26,909
    Shares redeemed......................................               (415,768)                (274,011)              (553,271)
                                                           ----------------------    ---------------------    -------------------
    Increase (decrease) in shares from capital share
      transactions.......................................                689,029                 (189,992)              (100,304)
                                                           ======================    =====================    ===================
---------------------------------------------------------------------------------------------------------------------------------
(a) The Fund changed its fiscal year end from May 31 to October 31.


                       See Notes to Financial Statements.                     33

TOTAL RETURN US TREASURY FUND

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR)
ISI SHARES

                                                                      FOR THE YEARS ENDED OCTOBER 31,
                                                  --------------------------------------------------------------------
                                                      2003           2002          2001         2000          1999
----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
     Net asset value, beginning of year.......... $       10.18    $   10.20    $     9.57    $    9.35    $    10.62
                                                  --------------   ----------   -----------   ----------   -----------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
     Net investment income.......................          0.23         0.35          0.45         0.50          0.64
     Net realized and unrealized gain (loss)
        on investments...........................          0.01         0.20          0.82         0.38         (1.03)
                                                  --------------   ----------   -----------   ----------   -----------
     Total from investment operations............          0.24         0.55          1.27         0.88         (0.39)
                                                  --------------   ----------   -----------   ----------   -----------

LESS DISTRIBUTIONS:
     Net investment income and
        short-term capital gains.................         (0.50)       (0.53)        (0.45)       (0.50)        (0.71)
     Net realized long-term capital gains........             -        (0.04)            -            -         (0.17)
     Tax return of capital.......................             -            -         (0.19)       (0.16)            -
                                                  --------------   ----------   -----------   ----------   -----------
     Total distributions.........................         (0.50)       (0.57)        (0.64)       (0.66)        (0.88)
                                                  --------------   ----------   -----------   ----------   -----------
     Net asset value, end of year................ $        9.92    $   10.18    $    10.20    $    9.57    $     9.35
                                                  ==============   ==========   ===========   ==========   ===========

TOTAL RETURN 1...................................          2.30%        5.78%        13.57%        9.49%        (3.82)%

SUPPLEMENTAL DATA AND RATIOS:
     Net assets, end of period (000s)............ $     229,027    $ 262,928    $  149,588    $ 136,728    $  151,532
     Ratios to average daily net assets:
        Net investment income....................          2.50%        3.64%         4.51%        5.10%         4.68%
        Expenses.................................          0.67%        0.74%         0.78%        0.82%         0.81%
     Portfolio turnover rate.....................           125%         129%           61%          15%           77%

----------------------------------------------------------------------------------------------------------------------
1 Total return excludes the effect of sales charges.


34                     See Notes to Financial Statements.


MANAGED MUNICIPAL FUND

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR)
ISI SHARES


                                                                      FOR THE YEARS ENDED OCTOBER 31,
                                                  ------------------------------------------------------------------
                                                      2003          2002         2001         2000         1999
--------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
    Net asset value, beginning of year........... $      11.00    $   10.99    $   10.47    $   10.12    $   11.01
                                                  -------------   ----------   ----------   ----------   ----------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
    Net investment income........................         0.40         0.45         0.45         0.47         0.45
    Net realized and unrealized gain (loss)
       on investments............................         0.01         0.09         0.55         0.36        (0.83)
                                                  -------------   ----------   ----------   ----------   ----------
    Total from investment operations.............         0.41         0.54         1.00         0.83        (0.38)
                                                  -------------   ----------   ----------   ----------   ----------

LESS DISTRIBUTIONS:
    Net investment income and
       short-term capital gains..................        (0.47)       (0.45)       (0.47)       (0.48)       (0.47)
    Net realized long-term capital gains.........        (0.05)       (0.08)       (0.01)           -        (0.04)
                                                  -------------   ----------   ----------   ----------   ----------
    Total distributions..........................        (0.52)       (0.53)       (0.48)       (0.48)       (0.51)
                                                  -------------   ----------   ----------   ----------   ----------
    Net asset value, end of year................. $      10.89    $   11.00    $   10.99    $   10.47    $   10.12
                                                  =============   ==========   ==========   ==========   ==========

TOTAL RETURN 1...................................         3.89%        5.11%        9.76%        8.44%       (3.61)%

SUPPLEMENTAL DATA AND RATIOS:
    Net assets, end of year (000s)............... $    107,078    $ 103,198    $  66,105    $  65,233    $   70,609
    Ratios to average daily net assets:
       Net investment income.....................         3.66%        3.92%        4.18%        4.60%         4.23%
       Expenses after waivers and/or
          reimbursements.........................         0.89%        0.94%        0.93%        0.90%         0.90%
       Expenses before waivers and/or
          reimbursements.........................         0.89%        0.96%        0.99%        1.01%         1.10%
    Portfolio turnover rate......................           11%          11%          21%          22%            8%
--------------------------------------------------------------------------------------------------------------------
1 Total return excludes the effect of sales charges.


                       See Notes to Financial Statements.                     35

NORTH AMERICAN GOVERNMENT BOND FUND

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

ISI CLASS A SHARES 1                                 FOR THE     APRIL 1, 2002
                                                    YEAR ENDED     THROUGH
                                                    OCTOBER 31,   OCTOBER 31,           FOR THE YEARS ENDED MARCH 31,
                                                                               -------------------------------------------
                                                      2003           2002 2       2002        2001       2000       1999
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
    Net asset value, beginning of period.........  $      8.03   $      7.80   $    8.17   $   8.07    $  8.42    $  8.74
                                                   ------------  ------------  ----------  ---------   --------   --------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
    Net investment income........................         0.25          0.18        0.38       0.44       0.49       0.60
    Net realized and unrealized gain (loss) on
      investments and foreign
      currency transactions......................         0.07          0.41       (0.03)      0.38      (0.12)     (0.09)
                                                   ------------  ------------  ----------  ---------   --------   --------
    Total from investment operations.............         0.32          0.59        0.35       0.82       0.37       0.51
                                                   ------------  ------------  ----------  ---------   --------   --------

LESS DISTRIBUTIONS:
    Net investment income and
      short-term capital gains...................        (0.61)        (0.22)      (0.58)     (0.53)     (0.49)     (0.60)
    In excess of net investment income...........            -             -           - 3    (0.01)         -          -
    Net realized long-term capital gains.........        (0.01)        (0.02)      (0.06)     (0.06)         -      (0.23)
    Tax return of capital........................            -         (0.12)      (0.08)     (0.12)     (0.23)         -
                                                   ------------  ------------  ----------  ---------   --------   --------
    Total distributions..........................        (0.62)        (0.36)      (0.72)     (0.72)     (0.72)     (0.83)
                                                   ------------  ------------  ----------  ---------   --------   --------
    Net asset value, end of period...............  $      7.73   $      8.03   $    7.80   $   8.17    $  8.07    $  8.42
                                                   ============  ============  ==========  =========   ========   ========

TOTAL RETURN 4...................................         4.14%         7.75% 5     4.38%     10.74%      4.82%      5.96%

SUPPLEMENTAL DATA AND RATIOS:
    Net assets, end of period (000s).............  $   267,756   $   257,495   $ 220,629   $117,445    $61,697    $55,891
    Ratios to average daily net assets:
      Net investment income......................         3.03%         3.84% 6     4.60%      5.62%      5.59%      5.79%
      Expenses after waivers and/or
         reimbursements..........................         1.09%         1.01% 6     1.13%      1.24%      1.25%      1.25%
      Expenses before waivers and/or
         reimbursements..........................         1.09%         1.01% 6     1.13%      1.24%      1.41%      1.42%
    Portfolio turnover rate......................          152%           95% 5      136%        89%        32%       173%
--------------------------------------------------------------------------------------------------------------------------
1 On May 16, 2003, ISI Shares were designated ISI Class A Shares.
2 The fund changed its fiscal year end from March 31 to October 31.
3 Less than $0.01 per share.
4 Total return excludes the effect of sales charges.
5 Not annualized.
6 Annualized.


36                     See Notes to Financial Statements.

NORTH AMERICAN GOVERNMENT BOND FUND

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

ISI CLASS C SHARES
                                                           MAY 16, 2003 1
                                                             THROUGH
                                                        OCTOBER 31, 2003
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
     Net asset value, beginning of period......... $                   8.20
                                                   -------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
     Net investment income........................                     0.17
     Net realized and unrealized gain (loss) on
         investments and foreign
         currency transactions....................                    (0.38)
                                                   -------------------------
     Total from investment operations.............                    (0.21)
                                                   -------------------------

LESS DISTRIBUTIONS:
     Net investment income and
         short-term capital gains.................                    (0.26)
     Net realized long-term capital gains.........                    (0.01)
                                                   -------------------------
     Total distributions..........................                    (0.27)
                                                   -------------------------
     Net asset value, end of period............... $                   7.72
                                                   =========================

TOTAL RETURN 2....................................                    (2.62)% 3

SUPPLEMENTAL DATA AND RATIOS:
     Net assets, end of period (000s)............. $                 13,565
     Ratios to average daily net assets:
         Net investment income....................                     3.32% 4
         Expenses after waivers and/or
             reimbursements.......................                     1.85% 4
         Expenses before waivers and/or
             reimbursements.......................                     2.12% 4
     Portfolio turnover rate......................                      152%
--------------------------------------------------------------------------------
1 Commencement of operations.
2 Total return excludes the effect of sales charges.
3 Not annualized.
3 Annualized.


                       See Notes to Financial Statements.                     37

ISI STRATEGY FUND

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

ISI SHARES                                          FOR THE     JUNE 1, 2002
                                                   YEAR ENDED     THROUGH
                                                   OCTOBER 31,   OCTOBER 31,    FOR THE YEARS ENDED MAY 31,
                                                                              -----------------------------------------
                                                     2003          2002 1      2002       2001       2000       1999
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
    Net asset value, beginning of period......... $     9.08    $    10.23    $ 10.89    $ 12.15    $ 11.91   $  11.00
                                                  -----------   -----------   --------   --------   --------  ---------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
    Net investment income........................       0.08          0.05       0.12       0.25       0.26       0.21
    Net realized and unrealized gain (loss)
      on investments.............................       1.42         (1.14)     (0.66)     (0.62)      0.46       1.10
                                                  -----------   -----------   --------   --------   --------  ---------
    Total from investment operations.............       1.50         (1.09)     (0.54)     (0.37)      0.72       1.31
                                                  -----------   -----------   --------   --------   --------  ---------

LESS DISTRIBUTIONS:
    Net investment income and
      short-term capital gains...................      (0.08)        (0.06)     (0.12)     (0.27)     (0.24)     (0.21)
    Net realized long-term capital gains.........          -             -          -      (0.62)     (0.24)     (0.19)
                                                  -----------   -----------   --------   --------   --------  ---------
    Total distributions..........................      (0.08)        (0.06)     (0.12)     (0.89)     (0.48)     (0.40)
                                                  -----------   -----------   --------   --------   --------  ---------
    Net asset value, end of period............... $    10.50    $     9.08    $ 10.23    $ 10.89    $ 12.15   $  11.91
                                                  ===========   ===========   ========   ========   ========  =========

TOTAL RETURN 2...................................      16.47%       (10.65)% 3  (4.93)%    (3.32)%     6.09%     12.15%

SUPPLEMENTAL DATA AND RATIOS:
    Net assets, end of period (000s)............. $   30,262    $   19,924    $24,398    $27,051    $36,544   $ 35,734
    Ratios to average daily net assets:
    Net investment income........................       0.77%        1.18% 4     1.14%      2.09%      2.10%      1.81%
    Expenses after waivers and/or
       reimbursements............................       1.30%        1.30% 4     1.19%      1.00%      1.00%      1.00%
    Expenses before waivers and/or
       reimbursements............................       1.79%        1.99% 4     1.42%      1.38%      1.31%      1.68%
    Portfolio turnover rate......................         60%          12% 3       72%        57%        59%        32%
-----------------------------------------------------------------------------------------------------------------------
1 The fund changed its fiscal year end from May 31 to October 31.
2 Total return excludes the effect of sales charges.
3 Not annualized.
4 Annualized.


38                     See Notes to Financial Statements.

ISI FUNDS NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING
POLICIES

A.       ORGANIZATION

     Total Return US Treasury Fund, Inc. ('Total Return'), Managed Municipal Fund, Inc. ('Managed Municipal'), North American Government Bond Fund, Inc. ('North American') and ISI Strategy Fund, Inc. ('Strategy'), (each a 'Fund' and collectively, the 'Funds') are registered under the Investment Company Act of 1940, as amended, as open-end management investment companies. The Funds are organized as corporations under the laws of the State of Maryland.

     Total Return's investment objective is to achieve a high level of total return with relative stability of principal, and secondarily, high current income consistent with an investment in securities issued by the United States Treasury. Managed Municipal's investment objective is to provide a high level of total return with relative stability of principal and, secondarily, high current income exempt from federal income tax through investment in a portfolio consisting primarily of tax-free municipal obligations. North American's investment objective is designed to provide a high level of current income, consistent with prudent investment risk. Strategy's investment objective is to maximize total return through a combination of long-term growth of capital and current income.

     Total Return, Managed Municipal and Strategy currently offer ISI Shares to investors. North American offers ISI North American Government Bond Fund Class A Shares ('ISI Class A Shares'), formerly ISI Shares; and effective May 16, 2003, ISI North American Government Bond Fund Class C Shares ('ISI Class C Shares'). ISI Shares and North American ISI Class A Shares are subject to a maximum front-end sales charge of 3.00%. A sales charge of 1.00% is imposed on the sale of shares of North American's ISI Class C Shares if redeemed within the first year of purchase.

     Total Return, Managed Municipal and Strategy are each authorized to issue 115,000,000, 55,000,000 and 25,000,000 shares, respectively, of ISI Shares at $0.001 par value. North American is authorized to issue 50,000,000 and 5,000,000 of ISI Class A Shares and ISI Class C Shares, respectively, at $0.001 par value.

B. VALUATION OF SECURITIES

     Exchange traded securities for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time), on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and the last asked prices. Non-exchange traded securities for which over-the-counter quotations are available are generally valued at the mean between the closing bid and asked prices. Money Market instruments that mature in 60 days or less may be valued at amortized cost unless the Fund's investment advisor believes another valuation is more appropriate.

     When valuing securities for which market quotations are not readily available or for which the market quotations that are available are considered unreliable, the Funds determine a fair value in good faith under procedures established by and under the general supervision of the Funds' Boards of Directors. The Funds may use these procedures to establish the fair value of securities when, for example, a significant event occurs between the time the market closes and the time the Funds value their investments. After consideration of various factors, the Funds may value the securities at their last reported price or at fair value. On October 31, 2003, Strategy had fair valued securities, which are footnoted accordingly in the Fund's schedule of investments.

C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

     Securities transactions are recorded on trade date. Realized gains and losses are determined by comparing the proceeds of a sale or the cost of a purchase with a specific offsetting transaction. Dividend income is recorded on the ex-dividend date. Interest income, including amortization

ISI FUNDS NOTES TO FINANCIAL STATEMENTS

of premiums and accretion of discounts, is accrued daily. Estimated expenses are also accrued daily. Income, gains (losses) and common expenses are allocated to each class based on its respective net assets. Class specific expenses are charged directly to each class.

D. DISTRIBUTIONS

     Total Return declares a dividend daily, and Managed Municipal and North American declare monthly dividends at rates approved by the Funds' Board of Directors. To the extent that their net investment income and short-term capital gains are less than the approved rate, the Funds may pay some of their dividends from long-term capital gains or as a return of shareholder capital. Strategy declares dividends quarterly from its net investment income. An additional distribution of net realized short-term and long-term capital gains earned by the Funds, if any, may be made annually to the extent they exceed capital loss carryforwards. The Funds record dividends and distributions on the ex-dividend date.

E. FEDERAL INCOME TAXES

     Each Fund has a policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income to shareholders. Accordingly, no federal income taxes have been accrued.

     The Funds may periodically make reclassifications among certain capital accounts as a result of differences in the characterization and allocation of certain income and capital gain distributions determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain as appropriate, in the period that the differences arose. As of October 31, 2003, the following reclassifications were made to the statements of assets and liabilities:

----------------------------------------------------------------------------
                                    Accumulated             Undistributed
                     Paid-in        Net Realized           Net Investment
                     Capital            Gain                    Income
----------------------------------------------------------------------------
Total Return         $       -        $(6,288,671)           $  6,288,671

Managed
Municipal             (271,689)                 -                 271,689

North
American                19,410        (10,983,373)             10,963,963
----------------------------------------------------------------------------

F.       FOREIGN CURRENCY TRANSLATION

     The Funds maintain their accounting records in US dollars. North American determines the US dollar value of foreign currency-denominated assets, liabilities and transactions by using prevailing exchange rates. In valuing assets and liabilities, North American uses the prevailing exchange rate on valuation date. In valuing security transactions, the receipt of income and the payment of expenses, North American uses the prevailing exchange rate on the transaction date.

     Net realized gains and losses on foreign currency transactions shown on North American's financial statements result from the sale of foreign bonds, foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest recorded on its books and the US dollar equivalent of the amounts actually received or paid.

G.       FORWARD FOREIGN CURRENCY CONTRACTS

     North American may use forward foreign currency contracts to manage foreign exchange rate risk. The Fund may use these contracts to fix the US dollar value of securities transactions for the period between the date of the transaction and the date the security is received or delivered or to hedge the US dollar value of securities that it already owns. The use of forward foreign currency contracts does not eliminate fluctuations in the prices of the underlying securities, but does establish a rate of exchange that can be achieved in the future.

ISI FUNDS NOTES TO FINANCIAL STATEMENTS

     The Fund determines the net US dollar value of forward foreign currency contracts using prevailing exchange rates. On October 31, 2003, there were no open forward currency contracts.

H. REPURCHASE AGREEMENTS

     The Funds may make short-term investments in repurchase agreements that are fully collateralized by US government securities. Under the terms of a repurchase agreement, a financial institution sells fixed-income securities to the Funds and agrees to buy them back on a specified day in return for the principal amount of the original sale plus accrued interest. The custodial bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Funds have the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Funds' claims on the collateral may be subject to legal proceedings.

I. ESTIMATES

     In preparing its financial statements in conformity with accounting principles generally accepted in the United States, management makes estimates and assumptions. Actual results may be different.

NOTE 2 - FEES AND TRANSACTIONS WITH AFFILIATES

     International Strategy & Investment, Inc. ('ISI') is the Funds' Advisor. As compensation for its advisory services, Total Return pays ISI an annual fee based on the Fund's average daily net assets, which is calculated daily and paid monthly at the following annual rates: 0.20% of the first $100 million, 0.18% of the next $100 million, 0.16% of the next $100 million, 0.14% of the next $200 million and 0.12% of the amount over $500 million. In addition, Total Return pays ISI 1.50% of the Fund's gross interest income. Managed Municipal, North American and Strategy pay ISI an annual fee based on each Fund's average daily net assets, which is calculated daily and paid monthly at the annual rate of 0.40%.

     ISI has contractually agreed to waive its fees and/or reimburse expenses of Managed Municipal through February 29, 2004, to the extent necessary, to limit all expenses to 0.95% of its average daily net assets. ISI has contractually agreed to waive its fees and/or reimburse expenses of North American through February 29, 2004, to the extent necessary, to limit all expenses to 1.25% and 1.85% of the average daily net assets of ISI Class A Shares and ISI Class C Shares, respectively. ISI has contractually agreed to waive its fees and/or reimburse expenses of Strategy through February 29, 2004, to the extent necessary, to limit all expenses to 1.30% of its average daily net assets.

     Los Angeles Capital Management and Equity Research, Inc. is Strategy's Sub-Advisor and is responsible for managing the common stocks in the Fund's portfolio. The Sub-Advisor is paid by ISI.

     Forum Administrative Services, LLC ('FAdS') is the Funds' Administrator. FAdS receives, for its services, a minimum monthly fee or an annual fee based on each Fund's average daily net assets which is calculated daily and paid monthly.

     Forum Shareholder Services, LLC ('FSS') is the Funds' Transfer Agent. FSS receives for its services a monthly fee and a monthly per account fee, all of which are calculated daily and paid monthly.

     Forum Accounting Services, LLC (`FAcS') is the Funds' Accountant. FAcS receives for its services a monthly fee plus an annual fee based on the each Fund's average daily net assets, all of which are calculated daily and paid monthly.

     Certain officers and directors of the Funds are also officers or directors of ISI or FAcS. These persons are not paid by the Funds for serving in these capacities.

ISI FUNDS NOTES TO FINANCIAL STATEMENTS

     The Northern Trust Company is the Funds' Custodian.

     ISI Group, Inc. (`ISI Group'), an affiliate of ISI, is the Distributor for the Funds. Total Return, Managed Municipal and Strategy each pay ISI Group an annual fee, pursuant to Rule 12b-1, that is calculated daily and paid monthly at the annual rate of 0.25% of their average daily net assets. North American ISI Class A Shares and ISI Class C Shares pay ISI Group an annual fee, pursuant to Rule 12b-1, that is calculated daily and paid monthly at the annual rate of 0.40% and 0.75% of their average daily net assets, respectively. ISI Group also acts as the Shareholder Servicing Agent for the North American ISI Class C Shares. North American ISI Class C Shares pays ISI Group an annual fee, pursuant to an agreement, that is calculated daily and paid monthly at the annual rate of 0.25% of its average daily net assets.

     For the fiscal year ended October 31, 2003, ISI Group earned commissions on sales of ISI Shares of Total Return, Managed Municipal, North American and Strategy of $25,988, $23,125 and $8,113, respectively and $123,961 on sales of North American ISI Class A Shares.

NOTE 3 - FEDERAL INCOME TAX AND INVESTMENT TRANSACTIONS

     The Funds' determine their net investment income and capital gain distributions in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States. Distributions during the fiscal years ended as noted were characterized for tax purposes as follows:

--------------------------------------------------------------------------------------------------------------------------------
                                                                Long-Term               Long-Term
             Ordinary Income      Tax-Exempt Income         Capital Gains 20%       Capital Gains 15%     Return of Capital
--------------------------------------------------------------------------------------------------------------------------------
               OCTOBER 31,             OCTOBER 31,             OCTOBER 31,             OCTOBER 31,           OCTOBER 31,
               -----------             -----------             -----------             -----------           -----------
             2003         2002        2003        2002           2003        2002        2003       2002      2003       2002

Total
Return    $12,426,417   $13,037,519    $       -  $       -     $      -    $854,348   $      -     $    -    $    -   $601,010
Managed
Municipal     353,407       301,256    4,192,433  3,801,864      169,373     726,542    289,526          -         -           -
North
American    20,991,999    6,543,691            -          -      492,699     632,453          -          -         -   3,573,142
Strategy       174,119      136,525            -          -            -           -          -          -         -       -
--------------------------------------------------------------------------------------------------------------------------------

     The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the year ended October 31, 2003 were as follows:

------------------------------------------------------------------------------------------
                      Non-US Government Obligations         US Government Obligations
------------------------------------------------------------------------------------------
                       Purchases            Sales         Purchases          Sales
------------------------------------------------------------------------------------------
Total Return              $         -       $         -   $194,385,627     $  223,308,317
Managed Municipal          16,102,133        10,369,350              -                  -
North American             67,089,988        27,326,975    250,105,474        249,955,072
Strategy                   14,683,547        10,969,921      1,923,578          1,505,469
------------------------------------------------------------------------------------------

ISI FUNDS NOTES TO FINANCIAL STATEMENTS

     For federal income tax purposes, cost basis of investments, aggregate gross unrealized appreciation and depreciation for all investments held at October 31, 2003 were as follows:

--------------------------------------------------------------------------------
                                                                      Net
                                                                 Appreciation
                   Cost Basis     Appreciation    Depreciation  (Depreciation)
--------------------------------------------------------------------------------
Total Return       $232,403,866      $1,790,528    $(7,523,425)    $(5,732,897)
Managed Municipal   100,769,749       5,917,229       (486,911)       5,430,318
North American      285,708,459       1,497,666     (8,518,830)     (7,021,164)
Strategy             27,066,628       3,812,914       (708,188)       3,104,726
--------------------------------------------------------------------------------

     At October 31, 2003, the components of distributable earnings on a tax basis were as follows:

----------------------------------------------------------------------------------------------------------------------------
                                     Undistributed         Undistributed                           Unrealized
                   Undistributed       Long-Term            Long-Term             Capital Loss     Appreciation
                 Ordinary Income      Capital Gains 20%    Capital Gains 15%     Carryforward    (Depreciation)      Total
----------------------------------------------------------------------------------------------------------------------------
Total Return          $4,361,525      $1,651,190                $1,267,918     $        -       $(5,732,897)     $1,547,736
Managed Municipal              -               -                         -              -         5,430,318       5,430,318
North American                 -       2,884,276                         -              -        (7,021,164)     (4,136,888)
Strategy                  14,753               -                         -      (3,602,018)        3,104,726        (482,539)
----------------------------------------------------------------------------------------------------------------------------

     The difference between components of distributable earnings on a tax basis and the amounts reflected in the statement of assets and liabilities for Strategy are primarily due to Wash Sales.

     Strategy's capital loss carryforwards of $1,726,951 and $1,875,067 expire in 2009 and 2010, respectively.

NOTE 4 - MARKET AND CREDIT RISK

     North American invests in Canadian and Mexican government securities. Investing in Canadian and Mexican government securities may have different risks than investing in US government securities. An investment in Canada or Mexico may be affected by developments unique to those countries. These developments may not affect the US economy or the prices of US government securities in the same manner. In addition, the value of bonds issued by non-US governments may be affected by adverse international political and economic developments that may not impact the value of US government securities.

REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Board of Directors
   Total Return U.S. Treasury Fund, Inc.
   Managed Municipal Fund, Inc.
   North American Government Bond Fund, Inc.
   ISI Strategy Fund, Inc.


     We have audited the accompanying statements of assets and liabilities of Total Return U.S. Treasury Fund, Inc., Managed Municipal Fund, Inc., North American Government Bond Fund, Inc. and ISI Strategy Fund, Inc. (the "Funds"), including the schedules of investments, as of October 31, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the periods presented therein, the financial highlights for each of the three years in the period then ended with respect to Total Return U.S. Treasury Fund, Inc. and Managed Municipal Fund, Inc., the financial highlights for each of the periods presented from April 1, 2001 through October 31, 2003 with respect to North American Government Bond Fund, Inc., and the financial highlights for each of the periods presented from June 1, 2001 through October 31, 2003 with respect to ISI Strategy Fund, Inc. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of Total Return U.S. Treasury Fund, Inc. for the years presented through October 31, 2000 were audited by other auditors whose report dated December 8, 2000 expressed an unqualified opinion on those financial highlights. The financial highlights of Managed Municipal Fund, Inc. for the years presented through October 31, 2000 were audited by other auditors whose reports dated December 8, 2000 and December 14, 1999, respectively, expressed unqualified opinions on those financial highlights. The financial highlights of North American Government Bond Fund, Inc. for the years presented through March 31, 2001 were audited by other auditors whose reports dated April 27, 2001 and April 30, 1999, respectively, expressed unqualified opinions on those financial highlights. The financial highlights of ISI Strategy Fund, Inc. for the years presented through May 31, 2001 were audited by other auditors whose report dated June 29, 2001, expressed an unqualified opinion on those financial highlights.

     We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the Funds' custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the above listed Funds at October 31, 2003, the results of their operations for the year then ended, the changes in their net assets for each of the periods presented therein, the financial highlights for each of the three years in the period then ended with respect to Total Return U.S. Treasury Fund, Inc. and Managed Municipal Fund, Inc., the financial highlights for each of the periods presented from April 1, 2001 through October 31, 2003 with respect to North American Government Bond Fund, Inc., and the financial highlights for each of the periods presented from June 1, 2001 through October 31, 2003 with respect to ISI Strategy Fund, Inc., in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

Philadelphia, Pennsylvania
December 10, 2003

FUND DIRECTORS AND OFFICERS

-----------------------------------------------------------------------------------------------------------
NAME, BIRTH DATE AND                                    BUSINESS EXPERIENCE AND DIRECTORSHIPS
POSITION WITH THE FUND 1                                        DURING THE PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS
-----------------------------------------------------------------------------------------------------------
     Joseph R. Hardiman                Private Equity Investor (1997 to present); Director, Soundview
         5/27/37                       Technology Group, Inc. (investment banking) (July 1998 to
         Director since 1998.          present), Corvis Corporation (optical networks) (July 2000 to present), The Nevis Fund (registered investment company) (July
                                       1999 to present), Brown Investment Advisory & Trust Company
                                       (February 2001 to present), and certain funds in the Scudder Funds
                                       (formerly the Deutsche Asset Management Family of Funds)
                                       (registered investment companies) (March 1998 to present).
                                       Formerly, Director, Circon Corp. (medical instruments) (November
                                       1998 to January 1999); President and Chief Executive Officer, The
                                       National Association of Securities Dealers, Inc. and The NASDAQ
                                       Stock Market, Inc. (1987 to 1997); Director, Flag Investors
                                       Emerging Growth Fund, Inc. and Flag Investors Short-Intermediate
                                       Income Fund, Inc. (registered investment companies) (resigned
                                       2000).
-----------------------------------------------------------------------------------------------------------
     W. Murray Jacques                 President, WMJ Consulting, LLC (real estate investment management
         3/28/36                       company) (1999 to present), Chairman, Saint David's School (2002
         Director since 2002.          to present). Formerly, Chairman and Chief Executive Officer, VIB
                                       Management, Inc. (asset management company) (1994 to 1999), VIB
                                       N.V. (1994 to 1995) (real estate investment company), Trustee,
                                       Fifth Avenue Presbyterian Church (1991 to 1995); Jacques &
                                       Kurdziel, Inc. (real estate investment management company) (1983 to 1994).
-----------------------------------------------------------------------------------------------------------
     Louis E. Levy                     Director, Household International (banking and finance) (1992 to
         11/16/32                      present) and certain funds in the Scudder Funds (formerly Deutsche
         Director since 1994.          Asset Management Family of Funds) (registered investment
                                       companies) (1993 to present).  Formerly, Chairman of the Quality
                                       Control Inquiry Committee, American Institute of Certified Public
                                       Accountants (1992 to 1998); Director, Kimberly-Clark Corporation,
                                       (personal consumer products) (retired 2000) and Partner, KPMG Peat
                                       Marwick, (retired 1990).
-----------------------------------------------------------------------------------------------------------
FUND DIRECTORS AND OFFICERS
-----------------------------------------------------------------------------------------------------------
     Carl W. Vogt, Esq.*               Of Counsel, Fulbright & Jaworski, LLP, (law) (2002 to present);
        4/20/36                        Director, Yellow Corporation (trucking) (1996 to present),
        Director since 1998.           American Science & Engineering (x-ray detection equipment) (1997 to present) and certain funds in the Scudder Funds (formerly, the
                                       Deutsche Asset Management Family of Funds) (registered investment companies) (2000 to present).  Formerly, Chairman and Member,
                                       National Railroad Passenger Corporation (Amtrak) (1991 to 1992);
                                       Member, Aviation System Capacity Advisory Committee (Federal
                                       Aviation Administration); President (interim) of Williams College
                                       (1999 to 2000); President, certain funds in Deutsche Asset
                                       Management Family of Funds (formerly, Flag Investors Family of
                                       Funds) (registered investment companies) (1999 to 2000).
-----------------------------------------------------------------------------------------------------------


                                                                              45


FUND DIRECTORS AND OFFICERS

-----------------------------------------------------------------------------------------------------------
NAME, BIRTH DATE AND                                    BUSINESS EXPERIENCE AND DIRECTORSHIPS
POSITION WITH THE FUND 1                                        DURING THE PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------
FUND DIRECTORS AND OFFICERS
-----------------------------------------------------------------------------------------------------------
Edward S. Hyman*                       Chairman, International Strategy & Investment, Inc. (registered
    4/8/45                             investment advisor) (April 1991 to present); Chairman and
    Director since 1991.               President, International Strategy & Investment Group, Inc.
                                       (registered investment advisor and broker-dealer) (1991 to present).
-----------------------------------------------------------------------------------------------------------
R. Alan Medaugh                        President, International Strategy & Investment, Inc. (registered
    8/20/43                            investment advisor) (1991 to present).  Formerly, Director,
    President since 1991.              International Strategy & Investment Group, Inc. (1991 to 1999).
-----------------------------------------------------------------------------------------------------------
Nancy Lazar                            Executive Vice President, Assistant Treasurer and Secretary of
    8/1/57                             International Strategy & Investment, Inc. (registered investment
    Vice President since 1997.         advisor) and Executive Vice President, Assistant Treasurer and
                                       Secretary of ISI Group, Inc.
-----------------------------------------------------------------------------------------------------------
Thomas D. Stevens 2                    Chief Executive Officer and President, Los Angeles Capital
    5/27/49                            Management and Equity Research, Inc. (registered investment
    Vice President since 1997.         advisor) (March 1999 to present). Formerly, Senior Vice President and Principal, Wilshire Associates Incorporated (registered investment advisor) (1980-1999); Chief Investment Officer,
                                       Wilshire Asset Management (registered investment advisor) (1980 to
                                       1999).
-----------------------------------------------------------------------------------------------------------
Carrie L. Butler                       Managing Director, International Strategy & Investment, Inc.
    5/1/67                             (registered investment advisor) (2000 to present).  Formerly,
    Vice President since 1991.         Assistant Vice President, International Strategy & Investment,
                                       Inc. (registered investment advisor) (1991 to 2000).
-----------------------------------------------------------------------------------------------------------
Edward J. Veilleux                     President, EJV Financial Services, LLC.; Vice-President, Swiss
    8/26/43                            Helvetia Fund, Inc. (1987 to present).  Formerly, Trustee Devcap
    Vice President since 1992.         Trust (registered investment company) (2000 to 2003). Director,
                                       Deutsche Asset Management (formerly B.T. Alex Brown, Inc.)
                                       (October 1965 to May 2002); Executive Vice President, Investment
                                       Company Capital Corp. (April 2000 to May 2002).
-----------------------------------------------------------------------------------------------------------
Stephen V. Killorin                    Executive Managing Director and Chief Financial Officer,
     6/27/53                           International Strategy and Investment Inc. (registered investment
     Vice President since 2002.        advisor) (December 2000 to present). Formerly, Controller, Sanford
                                       C. Bernstein & Co., Inc. (registered investment advisor) (November
                                       1999 to December 2000) and Managing Director, Deutsche Bank (May
                                       1994 to November 1999).
-----------------------------------------------------------------------------------------------------------
Margaret M. Beeler                     Associate Managing Director, International Strategy & Investment,
     3/1/67                            Inc. (registered investment advisor) (2000 to present).  Formerly,
     Assistant Vice President since    Assistant Vice President, International Strategy & Investment,
     1996.                             Inc. (registered investment advisor) (1996 to 2000); Marketing
                                       Representative, US Healthcare, Inc. (1995 to 1996); Sales Manager,
                                       Donna Maione, Inc. (1994 to 1995) and Deborah Wiley California
                                       (1989 to 1994).


46


FUND DIRECTORS AND OFFICERS

-----------------------------------------------------------------------------------------------------------
NAME, BIRTH DATE AND                                    BUSINESS EXPERIENCE AND DIRECTORSHIPS
POSITION WITH THE FUND 1                                        DURING THE PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------
FUND DIRECTORS AND OFFICERS
-----------------------------------------------------------------------------------------------------------
Keith C. Reilly                        Managing Director, International Strategy & Investment, Inc.
     6/2/66                            (registered investment advisor) (2000 to present).  Formerly,
     Assistant Vice President since    Assistant Vice President, International Strategy & Investment,
     1996.                             Inc. (registered investment advisor) (1996 to 2000); Select
                                       Private Banking Officer, Assistant Manager, Chemical Bank (1995 to
                                       1996); Financial Consultant, Dreyfus Corporation (1989 to 1995).
-----------------------------------------------------------------------------------------------------------
Stacey E. Hong                         Director, Forum Accounting Services, LLC (April 1992 to present).
     5/10/66                           Formerly, Auditor, Ernst & Young LLP (August 1988 to April 1992).
     Treasurer since 2002.             Officer of various registered investment companies for which Forum
                                       Financial Group, LLC or its affiliates serves as a fund
                                       accountant, administrator and/or distributor.
-----------------------------------------------------------------------------------------------------------
Thomas G. Sheehan                      Director of Business Development, Forum Financial Group, LLC (2001
     7/15/54                           to Present). Formerly Managing Director and Counsel, Forum
     Secretary since 2002.             Financial Group, LLC from 1993 to 2001. Officer of various registered investment companies for which Forum Financial Group,
                                       LLC or its affiliates, serves as fund accountant, administrator and/or distributor.
-----------------------------------------------------------------------------------------------------------
Dana A. Lukens                         General Counsel, Forum Administrative Services, LLC (fund
     4/23/62                           administrator) (2001 to present).  Formerly, General Counsel,
     Assistant Secretary since 2003.   Clareon Corporation (money transmitter) (2000 to 2001); Associate,
                                       Drummond Woodsum & MacMahon (law firm) (1998 to 2000).  Officer of various registered investment companies for which Forum Financial
                                       Group or its affiliates serve as fund accountant, administrator and/or distributor.
-----------------------------------------------------------------------------------------------------------

* A Director who is an "interested person" as defined in the Investment Company Act.
1 The mailing address of each Director and Executive Officer with respect to Fund operations is 535 Madison Avenue, 30th Floor, New York, New York 10022.
2    Thomas D. Stevens is an officer only for the ISI Strategy Fund, Inc.

Except for Mr. Stevens, each of the above named persons serves in the capacity noted above for each fund in the Fund Complex.

The Funds' Statements of Additional Information include additional information about the Funds' directors and officers. To receive your free copy of the Statements of Additional Information, call toll-free: 1-800-955-7175.

NOTICE TO SHAREHOLDERS

ISI FUNDS TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED OCTOBER 31, 2003:

The amounts may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

----------------------------------------------------------------------------------------------------------------------------------
                                                                            % of Ordinary Income
                                                                             Distributions that    % of Oridinary Income
                     Distributions from   20% Long-Term     15% Long-Term     Qualify for the       Distributions that
                         Tax-Exempt       Capital Gain       Capital Gain    Corporate Dividends   Qualify as Qualified
                           Income         Distributions      Distributions   Received Deduction       Dividend Income
----------------------------------------------------------------------------------------------------------------------------------
Total Return         $          -              $      -                 -              -                     -
Managed Municipal       3,807,502               169,373           289,526              -                     -
North American                  -               492,699                 -              -                     -
Strategy                        -                     -                 -          99.59%               100.00%
----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ISI
   INTERNATIONAL STRATEGY & INVESTMENT
--------------------------------------------------------------------------------

        DIRECTORS AND OFFICERS

        EDWARD S. HYMAN                 THOMAS D. STEVENS*
        CHAIRMAN                        VICE PRESIDENT

        R. ALAN MEDAUGH                 STEVEN V. KILLORIN
        PRESIDENT                       VICE PRESIDENT

        JOSEPH R. HARDIMAN              MARGARET M. BEELER
        DIRECTOR                        ASSISTANT VICE PRESIDENT

        W. MURRAY JACQUES               KEITH C. REILLY
        DIRECTOR                        ASSISTANT VICE PRESIDENT

        LOUIS E. LEVY                   STACEY E. HONG
        DIRECTOR                        TREASURER

        CARL W. VOGT, ESQ.              THOMAS G. SHEEHAN
        DIRECTOR                        SECRETARY

        NANCY R. LAZAR                  DANA A. LUKENS
        VICE PRESIDENT                  ASSISTANT SECRETARY

        CARRIE L. BUTLER                *Thomas D. Stevens is only an
        VICE PRESIDENT                   officer for the ISI Strategy Fund.

        EDWARD J. VEILLEUX
        VICE PRESIDENT


                                        INVESTMENT ADVISOR

                                                ISI, INC.
                                                535 MADISON AVENUE, 30TH FLOOR
                                                NEW YORK, NY 10022
                                                (800) 955-7175


                                        SHAREHOLDER SERVICING AGENT

                                                FORUM SHAREHOLDER SERVICES, LLC
                                                TWO PORTLAND SQUARE
                                                PORTLAND, ME 04101
                                                (800) 882-8585


                                        DISTRIBUTOR

                                                ISI GROUP, INC.
                                                535 MADISON AVENUE, 30TH FLOOR
                                                NEW YORK, NY 10022
                                                (800) 955-7175

--------------------------------------------------------------------------------

ITEM 2. CODE OF ETHICS.
As of the end of the period, October 31, 2003, Managed Municipal Fund, Inc. has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
The registrant's Board has determined that Louis E. Levy is an "audit committee financial expert" and that Mr. Levy is "independent" for purposes of this Item.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. [RESERVED]

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES
(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act), or the internal control over financial reporting of its service providers during the last fiscal half year (the registrant's second half year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.
(a)(1) A Copy of the Code of Ethics (Exhibit filed herewith).

(a)(2) Certification pursuant to section 302 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith)

(b) Certification pursuant to section 906 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith)

                                   SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT        MANAGED MUNICIPAL FUND, INC.

BY       /S/ STACEY E. HONG, TREASURER

DATE     DECEMBER 18, 2003


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY       /S/ R. ALAN MEDAUGH, PRESIDENT


DATE     DECEMBER 18, 2003


BY       /S/ STACEY E. HONG, TREASURER


DATE     DECEMBER 18, 2003